Schwab Strategic Trust
Schwab Mortgage-Backed Securities ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 99.5% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 99.5%
Federal Home Loan Mortgage Corp.
1.00%, 03/01/36 to 08/01/36 (a)	611,824	542,061
1.50%, 07/01/35 to 11/01/51 (a)	91,385,853	76,281,708
2.00%, 01/01/28 to 05/01/52 (a)	431,151,662	361,942,013
2.50%, 04/01/27 to 05/01/52 (a)	215,897,061	189,517,087
3.00%, 12/01/26 to 08/01/52 (a)	157,390,455	143,894,458
3.50%, 09/01/33 to 01/01/55 (a)	113,931,384	107,390,180
4.00%, 11/01/33 to 08/01/55 (a)	83,774,461	81,276,083
4.50%, 10/01/37 to 02/01/55 (a)	103,424,647	102,312,167
5.00%, 05/01/33 to 11/01/55 (a)	175,752,394	176,684,974
5.50%, 06/01/33 to 10/01/55 (a)	267,354,141	272,188,653
6.00%, 12/01/36 to 09/01/55 (a)	250,823,746	258,352,966
6.50%, 11/01/52 to 08/01/55 (a)	105,961,629	110,406,688
7.00%, 10/01/53 to 09/01/55 (a)	12,731,325	13,383,575
7.50%, 08/01/54 (a)	264,139	278,360
Federal National Mortgage Association
1.00%, 12/01/36 (a)	3,869,886	3,416,449
1.50%, 07/01/35 to 04/01/52 (a)	119,085,531	98,419,245
2.00%, 11/01/27 to 04/01/52 (a)	489,752,308	414,640,972
2.50%, 03/01/27 to 01/01/54 (a)	431,053,109	375,915,417
3.00%, 03/01/27 to 07/01/52 (a)	276,736,720	252,295,401
3.50%, 07/01/28 to 09/01/52 (a)	179,763,236	169,756,642
4.00%, 05/01/33 to 06/01/55 (a)	175,647,246	170,061,797
4.50%, 07/01/29 to 09/01/55 (a)	114,907,869	113,916,918
5.00%, 06/01/33 to 11/01/55 (a)	169,390,791	170,493,933
5.50%, 05/01/33 to 10/01/55 (a)	247,872,379	252,601,379
6.00%, 09/01/36 to 08/01/55 (a)	237,856,359	245,027,689
6.50%, 01/01/53 to 09/01/55 (a)	94,237,557	98,057,270
7.00%, 02/01/53 to 09/01/55 (a)	26,779,491	28,151,847
7.50%, 11/01/53 to 08/01/54 (a)	1,878,817	1,985,035
Government National Mortgage Association
1.50%, 02/20/51 to 12/20/51 (a)	4,316,565	3,446,399
2.00%, 08/20/50 to 05/20/52 (a)	166,701,698	139,026,099
2.50%, 07/20/27 to 04/20/53 (a)	165,314,327	143,785,072
3.00%, 04/20/27 to 12/20/54 (a)	166,014,049	150,823,318
3.50%, 12/20/40 to 10/20/55 (a)	138,200,545	129,398,023
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/15/39 to 08/20/55 (a)	103,692,444	99,802,520
4.50%, 09/15/34 to 11/20/55 (a)	134,422,083	132,402,227
5.00%, 12/15/36 to 11/20/55 (a)	188,095,306	188,590,891
5.50%, 10/20/52 to 11/20/55 (a)	228,907,920	231,818,379
6.00%, 11/20/52 to 11/20/55 (a)	139,551,592	142,689,135
6.50%, 11/20/52 to 09/20/55 (a)	50,750,872	52,310,935
7.00%, 11/20/52 to 10/20/55 (a)	10,641,633	10,988,048
7.50%, 01/20/54 to 02/20/54 (a)	444,809	458,472
Uniform Mortgage-Backed Security, TBA
3.50%, 12/11/55 (a)(b)	5,000,000	4,626,282
4.50%, 12/11/55 (a)(b)	5,000,000	4,895,112
5.50%, 12/15/54 (a)(b)	8,000,000	8,101,240
Total Securitized (Cost $5,565,774,200)		5,732,353,119

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)	107,017,381	107,017,381
Total Short-Term Investments (Cost $107,017,381)		107,017,381
Total Investments in Securities (Cost $5,672,791,581)		5,839,370,500

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)	The rate shown is the annualized 7-day yield.

TBA —	To-be-announced

Schwab Mortgage-Backed Securities ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Securitized[1]	$—	$5,732,353,119	$—	$5,732,353,119
Short-Term Investments[1]	107,017,381	—	—	107,017,381
Total	$107,017,381	$5,732,353,119	$—	$5,839,370,500

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab High Yield Bond ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

Most securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. The fund may invest in securities not included in its index, including variable rate securities. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.7% OF NET ASSETS

Financial Institutions 11.6%
Banking 0.3%
Ally Financial, Inc.
6.70%, 02/14/33 (a)	631,000	661,025
6.65%, 01/17/40 (a)(b)	983,000	988,327
Dresdner Funding Trust I
8.15%, 06/30/31 (a)(c)	1,638,000	1,811,214
Popular, Inc.
7.25%, 03/13/28 (a)	848,000	892,335
Synchrony Financial
7.25%, 02/02/33 (a)	620,000	664,624
		5,017,525
Brokerage/Asset Managers/Exchanges 1.1%
AG Issuer LLC
6.25%, 03/01/28 (a)(c)	849,000	852,469
Aretec Group, Inc.
7.50%, 04/01/29 (a)(c)	678,000	684,397
10.00%, 08/15/30 (a)(c)	1,131,000	1,228,610
Armor Holdco, Inc.
8.50%, 11/15/29 (a)(c)	348,000	348,900
Coinbase Global, Inc.
3.38%, 10/01/28 (a)(c)	1,076,000	1,018,420
3.63%, 10/01/31 (a)(c)	1,310,000	1,165,801
Focus Financial Partners LLC
6.75%, 09/15/31 (a)(c)	1,625,000	1,680,232
Hightower Holding LLC
6.75%, 04/15/29 (a)(c)	668,000	669,829
9.13%, 01/31/30 (a)(c)	781,000	834,013
Hunt Cos., Inc.
5.25%, 04/15/29 (a)(c)	1,236,000	1,208,282
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)(c)	606,000	596,974
7.13%, 04/30/31 (a)(c)	1,415,000	1,491,740
6.13%, 11/01/32 (a)(c)	1,691,000	1,721,685
6.75%, 05/01/33 (a)(c)	2,300,000	2,407,419
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28 (a)(c)	1,474,000	1,401,467
6.63%, 10/15/31 (a)(c)	905,000	884,007
Osaic Holdings, Inc.
6.75%, 08/01/32 (a)(c)	550,000	571,199
8.00%, 08/01/33 (a)(c)	880,000	907,039
Stonex Escrow Issuer LLC
6.88%, 07/15/32 (a)(c)	430,000	445,454
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
StoneX Group, Inc.
7.88%, 03/01/31 (a)(c)	936,000	992,163
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/31 (a)(c)	543,000	571,208
		21,681,308
Finance Companies 4.1%
Atlanticus Holdings Corp.
9.75%, 09/01/30 (a)(c)	687,000	664,353
Azorra Finance Ltd.
7.75%, 04/15/30 (a)(c)	618,000	652,876
7.25%, 01/15/31 (a)(c)	945,000	988,766
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)(d)	505,000	513,574
Bread Financial Holdings, Inc.
6.75%, 05/15/31 (a)(c)	650,000	664,387
8.38%, 06/15/35 (a)(b)(c)	525,000	538,607
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (a)(c)	751,000	653,466
12.25%, 11/01/29 (a)(c)	220,000	220,825
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30 (a)(c)	700,000	709,762
6.75%, 12/01/32 (a)(c)	400,000	404,767
Enova International, Inc.
11.25%, 12/15/28 (a)(c)	1,105,000	1,179,510
9.13%, 08/01/29 (a)(c)	513,000	542,370
FirstCash, Inc.
4.63%, 09/01/28 (a)(c)	550,000	545,014
5.63%, 01/01/30 (a)(c)	818,000	823,775
6.88%, 03/01/32 (a)(c)	897,000	933,816
Freedom Mortgage Corp.
6.63%, 01/15/27 (a)(c)	581,000	582,998
12.25%, 10/01/30 (a)(c)	853,000	947,558
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)(c)	1,070,000	1,122,638
9.13%, 05/15/31 (a)(c)	767,000	821,657
8.38%, 04/01/32 (a)(c)	656,000	689,679
7.88%, 04/01/33 (a)	775,000	801,616
FTAI Aviation Investors LLC
5.50%, 05/01/28 (a)(c)	886,000	891,066
7.88%, 12/01/30 (a)(c)	715,000	762,255
7.00%, 05/01/31 (a)(c)	962,000	1,009,956
7.00%, 06/15/32 (a)(c)	1,006,000	1,057,677
5.88%, 04/15/33 (a)(c)	755,000	765,104
GGAM Finance Ltd.
8.00%, 02/15/27 (a)(c)	772,000	791,022
8.00%, 06/15/28 (a)(c)	760,000	805,741
6.88%, 04/15/29 (a)(c)	937,000	974,602
5.88%, 03/15/30 (a)(c)	284,000	287,899

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/27 (a)(c)	1,482,000	1,534,587
goeasy Ltd.
9.25%, 12/01/28 (a)(c)	1,064,000	1,096,568
6.88%, 05/15/30 (a)(c)	772,000	739,692
7.38%, 10/01/30 (a)(c)	774,000	749,785
6.88%, 02/15/31 (a)(c)	750,000	708,322
LD Holdings Group LLC
8.75%, 11/01/27 (a)(c)	756,000	739,116
6.13%, 04/01/28 (a)(c)	542,000	500,797
LFS Topco LLC
8.75%, 07/15/30 (a)(c)	525,000	513,782
Midcap Financial Issuer Trust
6.50%, 05/01/28 (a)(c)	1,276,000	1,257,575
5.63%, 01/15/30 (a)(c)	494,000	463,174
Navient Corp.
5.00%, 03/15/27 (a)	951,000	950,925
4.88%, 03/15/28 (a)	804,000	794,490
5.50%, 03/15/29 (a)	871,000	858,770
9.38%, 07/25/30 (a)	500,000	554,591
11.50%, 03/15/31 (a)	792,000	885,705
7.88%, 06/15/32 (a)	400,000	413,801
5.63%, 08/01/33	1,279,000	1,153,789
OneMain Finance Corp.
3.50%, 01/15/27 (a)	1,149,000	1,134,945
6.63%, 01/15/28 (a)	1,002,000	1,028,506
3.88%, 09/15/28 (a)	525,000	509,905
6.63%, 05/15/29 (a)	955,000	989,399
5.38%, 11/15/29 (a)	1,065,000	1,064,212
7.88%, 03/15/30 (a)	962,000	1,019,052
6.13%, 05/15/30 (a)	800,000	813,511
4.00%, 09/15/30 (a)	1,257,000	1,180,848
7.50%, 05/15/31 (a)	1,063,000	1,117,676
7.13%, 11/15/31 (a)	1,086,000	1,132,468
6.75%, 03/15/32 (a)	1,140,000	1,166,548
7.13%, 09/15/32 (a)	700,000	725,841
6.50%, 03/15/33 (a)	1,302,000	1,309,369
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 02/01/27 (a)(c)	876,000	877,480
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)(c)	793,000	775,707
7.88%, 12/15/29 (a)(c)	1,273,000	1,358,895
7.13%, 11/15/30 (a)(c)	804,000	844,529
5.75%, 09/15/31 (a)(c)	713,000	719,255
6.88%, 05/15/32 (a)(c)	1,175,000	1,228,459
6.88%, 02/15/33 (a)(c)	1,073,000	1,119,169
6.75%, 02/15/34 (a)(c)	911,000	939,567
Phoenix Aviation Capital Ltd.
9.25%, 07/15/30 (a)(c)	718,000	764,389
Planet Financial Group LLC
10.50%, 12/15/29 (a)(c)	808,000	847,035
PROG Holdings, Inc.
6.00%, 11/15/29 (a)(c)	933,000	918,935
Prospect Capital Corp.
3.44%, 10/15/28 (a)(d)	447,000	397,933
Provident Funding Associates LP/PFG Finance Corp.
9.75%, 09/15/29 (a)(c)	528,000	556,531
Rfna LP
7.88%, 02/15/30 (a)(c)	625,000	634,216
Rocket Cos., Inc.
6.50%, 08/01/29 (a)(c)	455,000	472,537
6.13%, 08/01/30 (a)(c)	2,527,000	2,625,154
7.13%, 02/01/32 (a)(c)	738,000	776,791
6.38%, 08/01/33 (a)(c)	2,531,000	2,653,546
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29 (a)(c)	896,000	866,119
3.88%, 03/01/31 (a)(c)	1,467,000	1,388,716
4.00%, 10/15/33 (a)(c)	1,645,000	1,525,304
SLM Corp.
6.50%, 01/31/30 (a)	725,000	756,284
Stonebriar ABF Issuer LLC
8.13%, 12/15/30 (a)(c)	500,000	508,498
TrueNoord Capital DAC
8.75%, 03/01/30 (a)(c)	550,000	577,771
United Wholesale Mortgage LLC
5.75%, 06/15/27 (a)(c)	836,000	838,600
5.50%, 04/15/29 (a)(c)	770,000	762,733
UWM Holdings LLC
6.63%, 02/01/30 (a)(c)	964,000	980,404
6.25%, 03/15/31 (a)(c)	1,300,000	1,306,599
Walker & Dunlop, Inc.
6.63%, 04/01/33 (a)(c)	613,000	630,607
		78,106,848
Financial Other 1.2%
Burford Capital Global Finance LLC
6.25%, 04/15/28 (a)(c)	695,000	693,471
6.88%, 04/15/30 (a)(c)	707,000	695,938
9.25%, 07/01/31 (a)(c)	905,000	941,536
7.50%, 07/15/33 (a)(c)	430,000	420,923
Credit Acceptance Corp.
9.25%, 12/15/28 (a)(c)	559,000	587,306
6.63%, 03/15/30 (a)(c)	976,000	970,735
Encore Capital Group, Inc.
9.25%, 04/01/29 (a)(c)	847,000	892,548
8.50%, 05/15/30 (a)(c)	775,000	825,462
6.63%, 04/15/31 (a)(c)	500,000	500,294
Five Point Operating Co. LP
8.00%, 10/01/30 (a)(c)	550,000	574,730
Greystar Real Estate Partners LLC
7.75%, 09/01/30 (a)(c)	1,028,000	1,091,986
HA Sustainable Infrastructure Capital, Inc.
8.00%, 06/01/56 (a)(b)	500,000	509,821
Howard Hughes Corp.
5.38%, 08/01/28 (a)(c)	820,000	822,235
4.38%, 02/01/31 (a)(c)	1,304,000	1,246,953
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27 (a)	1,331,000	1,315,020
9.75%, 01/15/29 (a)	1,269,000	1,280,053
4.38%, 02/01/29 (a)	1,298,000	1,131,676
10.00%, 11/15/29 (a)(c)	1,169,000	1,177,036
9.00%, 06/15/30 (a)	726,000	702,423
Jefferson Capital Holdings LLC
9.50%, 02/15/29 (a)(c)	520,000	550,872
8.25%, 05/15/30 (a)(c)	620,000	649,147
Kennedy-Wilson, Inc.
4.75%, 03/01/29 (a)	1,103,000	1,069,787
4.75%, 02/01/30 (a)	963,000	922,650
5.00%, 03/01/31 (a)	733,000	703,900
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/29 (a)(c)	1,034,000	1,057,958
PRA Group, Inc.
8.38%, 02/01/28 (a)(c)	841,000	862,351
5.00%, 10/01/29 (a)(c)	626,000	579,403
8.88%, 01/31/30 (a)(c)	601,000	623,808
		23,400,022

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Insurance 2.7%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/29 (a)(c)	749,000	780,163
4.25%, 02/15/29 (a)(c)	1,228,000	1,193,800
8.50%, 06/15/29 (a)(c)	784,000	822,810
6.00%, 08/01/29 (a)(c)	1,036,000	1,021,696
7.50%, 11/06/30 (a)(c)	816,000	847,981
6.75%, 07/01/32 (a)(c)	430,000	440,795
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (a)(c)	1,372,000	1,354,308
6.75%, 10/15/27 (a)(c)	1,307,000	1,312,333
6.75%, 04/15/28 (a)(c)	2,024,000	2,062,580
5.88%, 11/01/29 (a)(c)	728,000	722,458
7.00%, 01/15/31 (a)(c)	1,808,000	1,880,184
6.50%, 10/01/31 (a)(c)	1,060,000	1,091,763
7.38%, 10/01/32 (a)(c)	999,000	1,034,039
American National Group, Inc.
7.00%, 12/01/55 (a)(b)	878,000	883,984
AmWINS Group, Inc.
6.38%, 02/15/29 (a)(c)	1,303,000	1,339,816
4.88%, 06/30/29 (a)(c)	855,000	834,689
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.50%, 07/15/33 (a)(c)	570,000	585,580
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.88%, 11/01/29 (a)(c)	967,000	976,041
Ardonagh Finco Ltd.
7.75%, 02/15/31 (a)(c)	1,504,000	1,573,760
Ardonagh Group Finance Ltd.
8.88%, 02/15/32 (a)(c)	1,587,000	1,637,600
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/31 (a)(c)	849,000	882,114
Broadstreet Partners Group LLC
5.88%, 04/15/29 (a)(c)	1,236,000	1,235,058
Fidelis Insurance Holdings Ltd.
7.75%, 06/15/55 (a)(b)	730,000	790,261
Global Atlantic Fin Co.
7.95%, 10/15/54 (a)(b)(c)	803,000	832,118
7.25%, 03/01/56 (a)(b)(c)	250,000	249,491
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (a)(c)	1,540,000	1,580,357
8.13%, 02/15/32 (a)(c)	595,000	603,938
HUB International Ltd.
5.63%, 12/01/29 (a)(c)	1,355,000	1,360,616
7.25%, 06/15/30 (a)(c)	3,617,000	3,792,967
7.38%, 01/31/32 (a)(c)	2,479,000	2,580,956
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 (a)(c)	1,082,000	1,133,410
6.88%, 10/01/33 (a)(c)	550,000	544,742
Liberty Mutual Group, Inc.
7.80%, 03/15/37 (c)	882,000	1,018,105
4.13%, 12/15/51 (a)(b)(c)	615,000	603,229
4.30%, 02/01/61 (a)(c)	588,000	380,551
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)(c)	1,753,000	1,707,213
3.88%, 11/15/30 (a)(c)	791,000	731,471
6.50%, 02/15/31 (a)(c)	800,000	818,211
3.88%, 05/15/32 (a)(c)	1,209,000	1,090,813
6.25%, 01/15/33 (a)(c)	728,000	730,207
Nassau Cos., of New York
7.88%, 07/15/30 (a)(c)	915,000	892,301
Panther Escrow Issuer LLC
7.13%, 06/01/31 (a)(c)	2,825,000	2,923,583
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ryan Specialty LLC
4.38%, 02/01/30 (a)(c)	1,000,000	980,889
5.88%, 08/01/32 (a)(c)	1,128,000	1,153,990
USI, Inc.
7.50%, 01/15/32 (a)(c)	851,000	888,217
Wilton RE Ltd.
6.00%, 10/22/30 (a)(b)(c)(e)	865,000	858,121
		52,759,309
REITs 2.2%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (a)(c)	694,000	674,806
Arbor Realty SR, Inc.
7.88%, 07/15/30 (a)(c)	500,000	502,372
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27 (a)(c)	614,000	605,804
7.75%, 12/01/29 (a)(c)	381,000	400,117
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	1,131,000	1,117,998
8.30%, 03/15/28 (a)(f)	961,000	1,014,090
8.88%, 04/12/29 (a)	984,000	1,066,567
6.13%, 01/15/31 (a)	250,000	247,371
Diversified Healthcare Trust
4.75%, 02/15/28 (a)	570,000	547,151
7.25%, 10/15/30 (a)(c)	650,000	661,544
4.38%, 03/01/31 (a)	606,000	533,869
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.38%, 09/30/30 (a)(c)	250,000	252,869
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	492,000	469,577
5.95%, 02/15/28 (a)	1,360,000	1,328,795
4.65%, 04/01/29 (a)(d)	677,000	623,720
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (a)(c)	1,079,000	1,069,557
4.75%, 06/15/29 (a)(c)	1,311,000	1,293,351
5.50%, 08/01/30 (a)	356,000	364,289
7.00%, 07/15/31 (a)(c)	863,000	915,540
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (a)	1,543,000	1,492,472
4.63%, 08/01/29 (a)	1,482,000	1,249,377
3.50%, 03/15/31 (a)	1,726,000	1,266,637
8.50%, 02/15/32 (a)(c)	1,196,000	1,265,050
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (a)(c)	592,000	593,054
4.88%, 05/15/29 (a)(c)	1,209,000	1,174,602
7.00%, 02/01/30 (a)(c)	1,309,000	1,338,896
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/29 (a)(c)	1,165,000	1,194,464
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/28 (a)(c)	1,223,000	1,262,699
4.50%, 02/15/29 (a)(c)	757,000	747,372
6.50%, 04/01/32 (a)(c)	1,286,000	1,333,990
6.50%, 06/15/33 (a)(c)	525,000	545,952
Rithm Capital Corp.
8.00%, 04/01/29 (a)(c)	717,000	733,598
8.00%, 07/15/30 (a)(c)	425,000	433,555
RLJ Lodging Trust LP
4.00%, 09/15/29 (a)(c)	769,000	727,403
Service Properties Trust
4.95%, 02/15/27 (a)	632,000	631,124
5.50%, 12/15/27 (a)	481,000	471,533
3.95%, 01/15/28 (a)	576,000	542,909
8.38%, 06/15/29 (a)	713,000	701,012
4.95%, 10/01/29 (a)(d)	542,000	460,766

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 02/15/30 (a)	896,000	737,915
8.63%, 11/15/31 (a)(c)	1,058,000	1,111,371
8.88%, 06/15/32 (a)	778,000	750,021
Starwood Property Trust, Inc.
4.38%, 01/15/27 (a)(c)	370,000	367,910
5.25%, 10/15/28 (a)(c)	937,000	944,088
7.25%, 04/01/29 (a)(c)	550,000	583,572
6.00%, 04/15/30 (a)(c)	740,000	762,580
6.50%, 07/01/30 (a)(c)	815,000	853,549
6.50%, 10/15/30 (a)(c)	926,000	967,590
5.75%, 01/15/31 (a)(c)	250,000	254,399
Vornado Realty LP
3.40%, 06/01/31 (a)	821,000	743,142
XHR LP
4.88%, 06/01/29 (a)(c)	996,000	981,038
6.63%, 05/15/30 (a)(c)	462,000	474,126
		41,387,153
		222,352,165

Industrial 83.2%
Basic Industry 6.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (a)(c)	400,000	392,041
7.13%, 03/15/31 (a)(c)	1,028,000	1,090,163
Algoma Steel, Inc.
9.13%, 04/15/29 (a)(c)	731,000	586,984
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
8.63%, 06/15/29 (a)(c)	802,000	848,874
Alumina Pty. Ltd.
6.13%, 03/15/30 (a)(c)	819,000	842,816
6.38%, 09/15/32 (a)(c)	818,000	852,308
Arsenal AIC Parent LLC
8.00%, 10/01/30 (a)(c)	690,000	733,737
11.50%, 10/01/31 (a)(c)	731,000	807,362
Ashland, Inc.
3.38%, 09/01/31 (a)(c)	589,000	533,023
6.88%, 05/15/43 (a)	660,000	685,401
Avient Corp.
7.13%, 08/01/30 (a)(c)	1,048,000	1,082,905
6.25%, 11/01/31 (a)(c)	409,000	417,786
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/31 (a)(c)	839,000	887,815
Axalta Coating Systems LLC
3.38%, 02/15/29 (a)(c)	724,000	699,872
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 06/15/27 (a)(c)	1,032,000	1,034,229
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/29 (a)(c)	803,000	807,701
Calderys Financing LLC
11.25%, 06/01/28 (a)(c)	589,000	626,838
Carpenter Technology Corp.
5.63%, 03/01/34 (a)(c)	500,000	508,801
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28 (a)(c)	696,000	698,799
6.75%, 07/15/30 (a)(c)	511,000	532,546
Celanese U.S. Holdings LLC
6.67%, 07/15/27 (a)(f)	1,071,000	1,103,111
6.85%, 11/15/28 (a)(f)	1,564,000	1,617,955
6.83%, 07/15/29 (a)	1,142,000	1,181,603
6.50%, 04/15/30 (a)	1,545,000	1,543,520
7.05%, 11/15/30 (a)	763,000	791,493
6.88%, 07/15/32 (a)	1,269,000	1,295,634
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 04/15/33 (a)(d)	2,037,000	2,028,514
7.20%, 11/15/33 (a)	1,566,000	1,636,653
Century Aluminum Co.
6.88%, 08/01/32 (a)(c)	100,000	101,739
Cerdia Finanz GmbH
9.38%, 10/03/31 (a)(c)	1,258,000	1,304,835
Champion Iron Canada, Inc.
7.88%, 07/15/32 (a)(c)	616,000	649,231
Chemours Co.
5.38%, 05/15/27 (a)	974,000	974,668
5.75%, 11/15/28 (a)(c)	842,000	817,850
4.63%, 11/15/29 (a)(c)	1,088,000	972,868
8.00%, 01/15/33 (a)(c)	826,000	804,321
Clearwater Paper Corp.
4.75%, 08/15/28 (a)(c)	553,000	515,764
Cleveland-Cliffs, Inc.
4.63%, 03/01/29 (a)(c)	688,000	672,694
6.88%, 11/01/29 (a)(c)	1,245,000	1,281,993
6.75%, 04/15/30 (a)(c)	1,094,000	1,118,975
4.88%, 03/01/31 (a)(c)	644,000	613,951
7.50%, 09/15/31 (a)(c)	1,060,000	1,109,551
7.00%, 03/15/32 (a)(c)	1,596,000	1,637,968
7.38%, 05/01/33 (a)(c)	1,410,000	1,455,650
7.63%, 01/15/34 (a)(c)	1,575,000	1,635,630
Coeur Mining, Inc.
5.13%, 02/15/29 (a)(c)	765,000	764,077
Commercial Metals Co.
4.13%, 01/15/30 (a)	719,000	696,019
4.38%, 03/15/32 (a)	827,000	793,286
5.75%, 11/15/33 (a)(c)	850,000	869,766
6.00%, 12/15/35 (a)(c)	750,000	764,474
Compass Minerals International, Inc.
8.00%, 07/01/30 (a)(c)	676,000	704,395
Consolidated Energy Finance SA
5.63%, 10/15/28 (a)(c)	761,000	529,085
12.00%, 02/15/31 (a)(c)(d)	864,000	588,600
Constellium SE
3.75%, 04/15/29 (a)(c)	846,000	815,469
6.38%, 08/15/32 (a)(c)	604,000	623,045
Coronado Finance Pty. Ltd.
9.25%, 10/01/29 (a)(c)(d)	626,000	579,497
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (a)(c)	607,000	605,858
Domtar Corp.
6.75%, 10/01/28 (a)(c)	871,000	697,414
Eldorado Gold Corp.
6.25%, 09/01/29 (a)(c)	778,000	782,528
Element Solutions, Inc.
3.88%, 09/01/28 (a)(c)	1,143,000	1,120,238
FMC Corp.
3.45%, 10/01/29 (a)	650,000	592,110
4.50%, 10/01/49 (a)	650,000	432,499
6.38%, 05/18/53 (a)	650,000	525,639
8.45%, 11/01/55 (a)(b)	725,000	565,063
Fortescue Treasury Pty. Ltd.
4.50%, 09/15/27 (a)(c)	1,343,000	1,339,892
5.88%, 04/15/30 (a)(c)	464,000	479,665
4.38%, 04/01/31 (a)(c)	815,000	786,899
6.13%, 04/15/32 (a)(c)	810,000	846,224
GrafTech Finance, Inc.
4.63%, 12/23/29 (a)(c)	664,000	492,190
GrafTech Global Enterprises, Inc.
9.88%, 12/23/29 (a)(c)	559,000	491,365

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Graphic Packaging International LLC
4.75%, 07/15/27 (a)(c)	531,000	530,191
3.50%, 03/15/28 (a)(c)	662,000	640,003
3.50%, 03/01/29 (a)(c)	562,000	536,414
3.75%, 02/01/30 (a)(c)	657,000	622,754
6.38%, 07/15/32 (a)(c)(d)	472,000	480,569
HB Fuller Co.
4.00%, 02/15/27 (a)	570,000	566,225
4.25%, 10/15/28 (a)	663,000	647,400
Hecla Mining Co.
7.25%, 02/15/28 (a)	533,000	536,367
Herens Holdco SARL
4.75%, 05/15/28 (a)(c)	823,000	716,784
Hudbay Minerals, Inc.
6.13%, 04/01/29 (a)(c)	785,000	795,811
Huntsman International LLC
2.95%, 06/15/31 (a)	1,077,000	897,876
5.70%, 10/15/34 (a)	450,000	404,339
IAMGOLD Corp.
5.75%, 10/15/28 (a)(c)	537,000	538,731
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/28 (a)(c)	77,000	77,046
INEOS Finance PLC
6.75%, 05/15/28 (a)(c)	734,000	690,642
7.50%, 04/15/29 (a)(c)	873,000	784,258
INEOS Quattro Finance 2 PLC
9.63%, 03/15/29 (a)(c)	627,000	534,047
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/28 (a)(c)	514,000	544,512
Ingevity Corp.
3.88%, 11/01/28 (a)(c)	797,000	773,141
Innophos Holdings, Inc.
11.50%, 06/15/29 (a)(c)	600,000	541,441
Inversion Escrow Issuer LLC
6.75%, 08/01/32 (a)(c)	1,415,000	1,383,442
JW Aluminum Continuous Cast Co.
10.25%, 04/01/30 (a)(c)	546,000	562,642
Kaiser Aluminum Corp.
4.50%, 06/01/31 (a)(c)	616,000	590,965
5.88%, 03/01/34 (a)(c)	250,000	249,486
LSB Industries, Inc.
6.25%, 10/15/28 (a)(c)	697,000	695,850
Magnera Corp.
4.75%, 11/15/29 (a)(c)	775,000	701,683
7.25%, 11/15/31 (a)(c)	996,000	951,499
Mativ Holdings, Inc.
8.00%, 10/01/29 (a)(c)	821,000	823,493
Maxam Prill SARL
7.75%, 07/15/30 (a)(c)	598,000	611,286
Mercer International, Inc.
12.88%, 10/01/28 (a)(c)	822,000	593,686
5.13%, 02/01/29 (a)	1,138,000	676,263
Methanex Corp.
5.13%, 10/15/27 (a)	559,000	560,982
5.25%, 12/15/29 (a)	748,000	749,307
5.65%, 12/01/44 (a)	834,000	733,608
Methanex U.S. Operations, Inc.
6.25%, 03/15/32 (a)(c)	602,000	618,546
Mineral Resources Ltd.
8.00%, 11/01/27 (a)(c)	865,000	885,950
9.25%, 10/01/28 (a)(c)	1,598,000	1,679,889
8.50%, 05/01/30 (a)(c)	912,000	948,568
7.00%, 04/01/31 (a)(c)	1,245,000	1,294,987
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Minerals Technologies, Inc.
5.00%, 07/01/28 (a)(c)	563,000	559,222
New Gold, Inc.
6.88%, 04/01/32 (a)(c)	474,000	504,565
Novelis Corp.
4.75%, 01/30/30 (a)(c)	2,104,000	2,026,042
6.88%, 01/30/30 (a)(c)	596,000	618,084
3.88%, 08/15/31 (a)(c)	885,000	808,245
6.38%, 08/15/33 (a)(c)	825,000	833,295
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 01/27/30 (a)(c)	883,000	797,461
Olin Corp.
5.63%, 08/01/29 (a)	958,000	961,544
5.00%, 02/01/30 (a)	618,000	607,904
6.63%, 04/01/33 (a)(c)	918,000	913,016
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (a)(c)	1,121,000	1,075,839
6.25%, 10/01/29 (a)(c)(d)	866,000	837,480
7.25%, 06/15/31 (a)(c)	802,000	803,530
7.25%, 02/15/33 (a)(c)	2,000,000	1,987,193
Perenti Finance Pty. Ltd.
7.50%, 04/26/29 (a)(c)	556,000	579,797
Qnity Electronics, Inc.
5.75%, 08/15/32 (a)(c)	1,392,000	1,430,379
6.25%, 08/15/33 (a)(c)	1,101,000	1,142,378
Rain Carbon, Inc.
12.25%, 09/01/29 (a)(c)	353,000	364,697
SCIH Salt Holdings, Inc.
4.88%, 05/01/28 (a)(c)	1,181,000	1,176,697
6.63%, 05/01/29 (a)(c)(d)	618,000	621,226
SK Invictus Intermediate II SARL
5.00%, 10/30/29 (a)(c)	1,029,000	1,013,660
SNF Group SACA
3.13%, 03/15/27 (a)(c)	565,000	555,851
3.38%, 03/15/30 (a)(c)	780,000	729,799
Solstice Advanced Materials, Inc.
5.63%, 09/30/33 (a)(c)	1,424,000	1,432,889
SunCoke Energy, Inc.
4.88%, 06/30/29 (a)(c)	734,000	672,194
Taseko Mines Ltd.
8.25%, 05/01/30 (a)(c)	811,000	861,044
TMS International Corp.
6.25%, 04/15/29 (a)(c)	497,000	480,592
Tronox, Inc.
4.63%, 03/15/29 (a)(c)(d)	1,343,000	868,760
9.13%, 09/30/30 (a)(c)(d)	653,000	616,234
U.S. Steel Corp.
6.88%, 03/01/29 (a)	728,000	736,440
6.65%, 06/01/37	436,000	463,043
Veritiv Operating Co.
10.50%, 11/30/30 (a)(c)	1,047,000	1,126,554
Vibrantz Technologies, Inc.
9.00%, 02/15/30 (a)(c)	817,000	236,930
Windsor Holdings III LLC
8.50%, 06/15/30 (a)(c)	701,000	738,518
WR Grace Holdings LLC
4.88%, 06/15/27 (a)(c)	821,000	814,512
5.63%, 08/15/29 (a)(c)	1,262,000	1,189,150
7.38%, 03/01/31 (a)(c)	882,000	896,998
6.63%, 08/15/32 (a)(c)	757,000	752,149
		119,026,063

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital Goods 10.3%
AAR Escrow Issuer LLC
6.75%, 03/15/29 (a)(c)	1,143,000	1,187,170
ACProducts Holdings, Inc.
6.38%, 05/15/29 (a)(c)	663,000	399,457
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (a)(c)	694,000	695,705
6.38%, 06/15/30 (a)(c)	885,000	903,655
Alta Equipment Group, Inc.
9.00%, 06/01/29 (a)(c)	929,000	824,442
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (a)(c)	1,072,000	1,061,471
3.88%, 11/15/29 (a)(c)	452,000	434,333
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/33 (a)(c)	1,242,000	1,307,327
Amsted Industries, Inc.
4.63%, 05/15/30 (a)(c)	624,000	616,016
6.38%, 03/15/33 (a)(c)	872,000	905,175
Ardagh Group SA
9.50%, 12/01/30 (a)(c)	2,050,000	2,211,556
12.00%, 12/01/30 (a)(c)	424,000	385,840
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27 (a)(c)	1,052,000	1,052,000
4.00%, 09/01/29 (a)(c)	1,039,000	967,812
ATI, Inc.
5.88%, 12/01/27 (a)	602,000	603,407
4.88%, 10/01/29 (a)	501,000	500,393
7.25%, 08/15/30 (a)	1,167,000	1,236,676
5.13%, 10/01/31 (a)	283,000	283,791
Atkore, Inc.
4.25%, 06/01/31 (a)(c)	542,000	522,689
ATS Corp.
4.13%, 12/15/28 (a)(c)	742,000	720,663
Axon Enterprise, Inc.
6.13%, 03/15/30 (a)(c)	1,467,000	1,515,807
6.25%, 03/15/33 (a)(c)	886,000	922,089
Ball Corp.
6.00%, 06/15/29 (a)	718,000	739,867
2.88%, 08/15/30 (a)	2,295,000	2,118,067
3.13%, 09/15/31 (a)	1,059,000	972,980
5.50%, 09/15/33 (a)(c)	775,000	790,140
BlueLinx Holdings, Inc.
6.00%, 11/15/29 (a)(c)	679,000	663,964
Boise Cascade Co.
4.88%, 07/01/30 (a)(c)	678,000	670,909
Bombardier, Inc.
7.88%, 04/15/27 (a)(c)	3,000	3,011
6.00%, 02/15/28 (a)(c)	1,182,000	1,186,507
7.50%, 02/01/29 (a)(c)	854,000	891,936
8.75%, 11/15/30 (a)(c)	1,359,000	1,468,867
7.25%, 07/01/31 (a)(c)	855,000	911,792
7.00%, 06/01/32 (a)(c)	723,000	762,678
6.75%, 06/15/33 (a)(c)	700,000	739,090
7.45%, 05/01/34 (c)	827,000	927,473
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)(c)	958,000	954,803
4.25%, 02/01/32 (a)(c)	1,356,000	1,289,931
6.38%, 06/15/32 (a)(c)	1,090,000	1,136,134
6.38%, 03/01/34 (a)(c)	1,495,000	1,556,844
6.75%, 05/15/35 (a)	1,100,000	1,161,537
BWX Technologies, Inc.
4.13%, 06/30/28 (a)(c)	771,000	758,361
4.13%, 04/15/29 (a)(c)	560,000	550,026
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Camelot Return Merger Sub, Inc.
8.75%, 08/01/28 (a)(c)	945,000	791,022
Chart Industries, Inc.
7.50%, 01/01/30 (a)(c)	1,500,000	1,564,783
9.50%, 01/01/31 (a)(c)	884,000	944,452
Clean Harbors, Inc.
5.13%, 07/15/29 (a)(c)	518,000	520,465
6.38%, 02/01/31 (a)(c)	803,000	825,952
5.75%, 10/15/33 (a)(c)	500,000	511,418
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (a)(c)	725,000	734,136
6.88%, 01/15/30 (a)(c)	453,000	460,502
8.75%, 04/15/30 (a)(c)	1,693,000	1,697,112
6.75%, 04/15/32 (a)(c)	2,097,000	2,117,674
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)(c)(d)	560,000	281,449
9.50%, 08/15/29 (a)(c)	955,000	767,669
CP Atlas Buyer, Inc.
9.75%, 07/15/30 (a)(c)	743,000	752,293
Crown Americas LLC
5.25%, 04/01/30 (a)	794,000	811,345
5.88%, 06/01/33 (a)(c)	912,000	934,465
Efesto Bidco SpA Efesto U.S. LLC
7.50%, 02/15/32 (a)(c)	757,000	771,504
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30 (a)(c)	3,739,000	3,879,598
6.75%, 07/15/31 (a)(c)	1,034,000	1,084,436
EnerSys
6.63%, 01/15/32 (a)(c)	653,000	679,429
Enpro, Inc.
6.13%, 06/01/33 (a)(c)	733,000	759,023
Enviri Corp.
5.75%, 07/31/27 (a)(c)	808,000	809,492
EquipmentShare.com, Inc.
9.00%, 05/15/28 (a)(c)	1,589,000	1,623,809
8.63%, 05/15/32 (a)(c)	884,000	910,265
8.00%, 03/15/33 (a)(c)	755,000	770,271
Esab Corp.
6.25%, 04/15/29 (a)(c)	1,178,000	1,215,042
FXI Holdings, Inc.
12.25%, 11/15/26 (a)(c)	1,766,000	1,511,782
Gates Corp.
6.88%, 07/01/29 (a)(c)	949,000	990,156
GFL Environmental, Inc.
4.00%, 08/01/28 (a)(c)	1,574,000	1,544,484
4.75%, 06/15/29 (a)(c)	733,000	732,782
4.38%, 08/15/29 (a)(c)	898,000	886,687
6.75%, 01/15/31 (a)(c)	1,086,000	1,141,465
Goat Holdco LLC
6.75%, 02/01/32 (a)(c)	987,000	1,013,185
Graham Packaging Co., Inc.
7.13%, 08/15/28 (a)(c)	820,000	821,163
Griffon Corp.
5.75%, 03/01/28 (a)	1,390,000	1,395,970
Herc Holdings, Inc.
5.50%, 07/15/27 (a)(c)	1,847,000	1,848,087
6.63%, 06/15/29 (a)(c)	588,000	610,242
7.00%, 06/15/30 (a)(c)	1,572,000	1,651,436
7.25%, 06/15/33 (a)(c)	1,480,000	1,567,955
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.00%, 02/15/29 (a)(c)	594,000	625,927
Interface, Inc.
5.50%, 12/01/28 (a)(c)	647,000	646,596

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Iris Holding, Inc.
10.00%, 12/15/28 (a)(c)(d)	620,000	550,935
James Hardie International Finance DAC
5.00%, 01/15/28 (a)(c)	800,000	800,199
JELD-WEN, Inc.
4.88%, 12/15/27 (a)(c)	650,000	558,718
7.00%, 09/01/32 (a)(c)(d)	447,000	304,948
Knife River Corp.
7.75%, 05/01/31 (a)(c)	899,000	948,093
LABL, Inc.
10.50%, 07/15/27 (a)(c)	904,000	555,885
5.88%, 11/01/28 (a)(c)	480,000	327,562
9.50%, 11/01/28 (a)(c)(d)	611,000	426,923
8.25%, 11/01/29 (a)(c)	537,000	205,067
8.63%, 10/01/31 (a)(c)	1,207,000	738,227
LBM Acquisition LLC
6.25%, 01/15/29 (a)(c)	1,143,000	1,023,332
9.50%, 06/15/31 (a)(c)	1,419,000	1,464,365
Madison IAQ LLC
4.13%, 06/30/28 (a)(c)	1,004,000	986,398
5.88%, 06/30/29 (a)(c)	1,586,000	1,569,844
Manitowoc Co., Inc.
9.25%, 10/01/31 (a)(c)	398,000	423,377
Masterbrand, Inc.
7.00%, 07/15/32 (a)(c)	956,000	987,448
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (a)(c)	2,087,000	2,027,758
9.25%, 04/15/30 (a)(c)	1,266,000	1,106,167
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/28 (a)(c)	406,000	431,858
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/32 (a)(c)	400,000	408,871
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/30 (a)(c)	1,198,000	1,134,296
Moog, Inc.
4.25%, 12/15/27 (a)(c)	915,000	910,427
Mueller Water Products, Inc.
4.00%, 06/15/29 (a)(c)	591,000	574,479
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)(c)	1,062,000	1,049,647
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (a)(c)	1,069,000	1,070,760
OI European Group BV
4.75%, 02/15/30 (a)(c)	831,000	803,691
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 04/15/30 (a)(c)(d)	778,000	390,719
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27 (a)(c)	554,000	555,547
7.25%, 05/15/31 (a)(c)	753,000	763,354
7.38%, 06/01/32 (a)(c)	720,000	725,256
Park River Holdings, Inc.
8.75%, 12/31/30 (a)(c)	788,432	766,750
8.00%, 03/15/31 (a)(c)	1,270,000	1,313,049
Patrick Industries, Inc.
4.75%, 05/01/29 (a)(c)	767,000	763,378
6.38%, 11/01/32 (a)(c)	635,000	651,652
Quikrete Holdings, Inc.
6.38%, 03/01/32 (a)(c)	3,685,000	3,829,526
6.75%, 03/01/33 (a)(c)	2,683,000	2,795,973
QXO Building Products, Inc.
6.75%, 04/30/32 (a)(c)	2,815,000	2,946,787
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Global Holdings, Inc.
6.75%, 03/15/28 (a)(c)	939,000	962,536
7.75%, 03/15/31 (a)(c)	1,173,000	1,230,879
Resideo Funding, Inc.
4.00%, 09/01/29 (a)(c)	777,000	741,744
6.50%, 07/15/32 (a)(c)	655,000	671,379
Reworld Holding Corp.
4.88%, 12/01/29 (a)(c)	795,000	754,030
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)(c)	361,000	355,993
Sealed Air Corp.
4.00%, 12/01/27 (a)(c)	811,000	809,857
5.00%, 04/15/29 (a)(c)	374,000	376,893
6.50%, 07/15/32 (a)(c)	509,000	527,275
6.88%, 07/15/33 (c)	654,000	688,982
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (a)(c)	1,135,000	1,154,991
7.25%, 02/15/31 (a)(c)	799,000	833,062
Silgan Holdings, Inc.
4.13%, 02/01/28 (a)	461,000	456,487
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (a)(c)	1,113,000	1,116,447
8.88%, 11/15/31 (a)(c)	1,638,000	1,739,915
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/29 (a)(c)	575,000	569,183
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	737,000	741,421
9.38%, 11/30/29 (a)(c)	1,375,000	1,445,704
9.75%, 11/15/30 (a)(c)	1,133,000	1,242,744
SPX FLOW, Inc.
8.75%, 04/01/30 (a)(c)	843,000	867,130
Standard Building Solutions, Inc.
6.50%, 08/15/32 (a)(c)	1,254,000	1,294,730
6.25%, 08/01/33 (a)(c)	1,057,000	1,084,889
Standard Industries, Inc.
4.75%, 01/15/28 (a)(c)	2,089,000	2,084,945
4.38%, 07/15/30 (a)(c)	2,043,000	1,982,646
3.38%, 01/15/31 (a)(c)	1,302,000	1,195,669
Synergy Infrastructure Holdings LLC
7.88%, 12/01/30 (a)(c)	500,000	516,392
Terex Corp.
5.00%, 05/15/29 (a)(c)	926,000	920,747
6.25%, 10/15/32 (a)(c)	1,179,000	1,204,706
Titan International, Inc.
7.00%, 04/30/28 (a)	688,000	694,440
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)(c)	1,570,000	1,578,030
TransDigm, Inc.
6.75%, 08/15/28 (a)(c)	3,293,000	3,364,442
4.63%, 01/15/29 (a)	1,643,000	1,624,103
6.38%, 03/01/29 (a)(c)	3,672,000	3,786,629
4.88%, 05/01/29 (a)	1,316,000	1,308,932
6.88%, 12/15/30 (a)(c)	2,003,000	2,089,658
7.13%, 12/01/31 (a)(c)	1,612,000	1,692,026
6.63%, 03/01/32 (a)(c)	1,836,000	1,910,584
6.00%, 01/15/33 (a)(c)	2,264,000	2,316,839
6.38%, 05/31/33 (a)(c)	3,773,000	3,876,742
6.25%, 01/31/34 (a)(c)	823,000	853,895
6.75%, 01/31/34 (a)(c)	2,356,000	2,463,221
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)(c)	568,000	572,375
TriMas Corp.
4.13%, 04/15/29 (a)(c)	615,000	603,998

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trinity Industries, Inc.
7.75%, 07/15/28 (a)(c)	654,000	681,429
Trivium Packaging Finance BV
8.25%, 07/15/30 (a)(c)	1,063,000	1,120,100
12.25%, 01/15/31 (a)(c)	725,000	773,516
United Rentals North America, Inc.
5.50%, 05/15/27 (a)	1,467,000	1,468,037
3.88%, 11/15/27 (a)	881,000	872,425
4.88%, 01/15/28 (a)	2,932,000	2,934,380
5.25%, 01/15/30 (a)	1,116,000	1,131,741
4.00%, 07/15/30 (a)	854,000	825,693
3.88%, 02/15/31 (a)	1,238,000	1,184,528
3.75%, 01/15/32 (a)	1,018,000	957,340
5.38%, 11/15/33 (a)(c)	250,000	250,807
6.13%, 03/15/34 (a)(c)	1,071,000	1,119,891
Velocity Vehicle Group LLC
8.00%, 06/01/29 (a)(c)	955,000	942,667
Waste Pro USA, Inc.
7.00%, 02/01/33 (a)(c)	1,240,000	1,292,830
WESCO Distribution, Inc.
7.25%, 06/15/28 (a)(c)	1,724,000	1,751,227
6.38%, 03/15/29 (a)(c)	1,073,000	1,109,940
6.63%, 03/15/32 (a)(c)	657,000	689,942
6.38%, 03/15/33 (a)(c)	1,134,000	1,189,743
White Cap Supply Holdings LLC
7.38%, 11/15/30 (a)(c)	250,000	255,166
Wilsonart LLC
11.00%, 08/15/32 (a)	733,000	680,640
Wrangler Holdco Corp.
6.63%, 04/01/32 (a)(c)	448,000	471,111
		197,619,623
Communications 14.5%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28 (a)(c)(d)	896,000	760,059
Africell Holding Ltd.
10.50%, 10/23/29 (a)(c)	312,000	310,483
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.50%, 02/15/28 (a)(c)	406,000	178,640
Altice Financing SA
9.63%, 07/15/27 (a)(c)(d)	436,000	348,401
5.00%, 01/15/28 (a)(c)(d)	759,000	508,056
5.75%, 08/15/29 (a)(c)	1,655,000	1,106,376
Altice France Lux 3/Altice Holdings 1
10.00%, 01/15/33 (a)(c)(d)	900,000	858,550
Altice France SA
9.50%, 11/01/29 (a)(c)	1,750,000	1,797,553
6.88%, 10/15/30 (a)(c)	1,350,000	1,331,684
6.50%, 10/15/31 (a)(c)	450,000	430,485
6.50%, 04/15/32 (a)(c)	2,440,000	2,376,448
6.88%, 07/15/32 (a)(c)	1,900,000	1,853,867
AMC Networks, Inc.
10.25%, 01/15/29 (a)(c)	979,000	1,027,904
4.25%, 02/15/29 (a)	465,000	408,655
10.50%, 07/15/32 (a)(c)(d)	644,000	690,441
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.88%, 02/03/30 (a)(c)	512,000	527,661
Banijay Entertainment SAS
8.13%, 05/01/29 (a)(c)	800,000	833,553
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55 (a)(b)	1,484,000	1,541,861
7.00%, 09/15/55 (a)(b)	1,510,000	1,589,865
Block Communications, Inc.
4.88%, 03/01/28 (a)(c)	710,000	665,107
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
British Telecommunications PLC
4.25%, 11/23/81 (a)(b)(c)	1,094,000	1,088,329
4.88%, 11/23/81 (a)(b)(c)(d)	432,000	417,106
Cable One, Inc.
4.00%, 11/15/30 (a)(c)	1,103,000	878,388
Cablevision Lightpath LLC
3.88%, 09/15/27 (a)(c)	486,000	478,955
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27 (a)(c)	3,752,000	3,749,053
5.00%, 02/01/28 (a)(c)	2,849,000	2,827,345
5.38%, 06/01/29 (a)(c)	1,891,000	1,874,109
6.38%, 09/01/29 (a)(c)	2,345,000	2,382,429
4.75%, 03/01/30 (a)(c)	4,425,000	4,218,318
4.50%, 08/15/30 (a)(c)	4,031,000	3,780,644
4.25%, 02/01/31 (a)(c)	3,941,000	3,634,061
7.38%, 03/01/31 (a)(c)	1,074,000	1,096,527
4.75%, 02/01/32 (a)(c)	2,045,000	1,881,043
4.50%, 05/01/32 (a)	3,745,000	3,377,291
4.50%, 06/01/33 (a)(c)	2,022,000	1,778,351
4.25%, 01/15/34 (a)(c)	2,883,000	2,445,672
Cimpress PLC
7.38%, 09/15/32 (a)(c)	822,000	839,535
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)(c)	1,159,000	1,160,335
7.50%, 06/01/29 (a)(c)	2,065,000	2,044,372
7.88%, 04/01/30 (a)(c)	651,000	686,485
7.13%, 02/15/31 (a)(c)	1,689,000	1,759,300
7.50%, 03/15/33 (a)(c)	1,530,000	1,611,834
CMG Media Corp.
8.88%, 06/18/29 (a)(c)	1,025,000	841,371
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/27 (a)(c)	965,000	957,477
6.50%, 07/01/32 (a)(c)(d)	999,000	911,673
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/29 (a)(c)	2,480,000	2,636,862
CSC Holdings LLC
5.50%, 04/15/27 (a)(c)	2,477,000	2,139,342
5.38%, 02/01/28 (a)(c)	1,094,000	793,841
7.50%, 04/01/28 (a)(c)	1,338,000	803,951
11.25%, 05/15/28 (a)(c)	974,000	756,331
11.75%, 01/31/29 (a)(c)	2,910,000	2,053,125
6.50%, 02/01/29 (a)(c)	2,543,000	1,599,282
5.75%, 01/15/30 (a)(c)	1,462,000	541,359
4.13%, 12/01/30 (a)(c)	2,121,000	1,211,836
4.63%, 12/01/30 (a)(c)	1,937,000	693,724
3.38%, 02/15/31 (a)(c)	1,912,000	1,063,671
4.50%, 11/15/31 (a)(c)(d)	2,265,000	1,282,988
5.00%, 11/15/31 (a)(c)	674,000	233,613
Cumulus Media New Holdings, Inc.
8.00%, 07/01/29 (a)(c)	280,000	79,100
Deluxe Corp.
8.00%, 06/01/29 (a)(c)	674,000	682,203
8.13%, 09/15/29 (a)(c)	801,000	844,740
Directv Financing LLC
8.88%, 02/01/30 (a)(c)	3,668,000	3,636,174
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27 (a)(c)	1,606,000	1,607,726
10.00%, 02/15/31 (a)(c)	2,271,000	2,257,724
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,085,000	2,044,051
4.13%, 05/15/29 (a)	1,705,000	1,659,766
3.63%, 05/15/30 (a)	584,000	542,390
5.00%, 09/20/37 (a)	822,000	699,995
6.35%, 06/01/40	755,000	684,445

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DISH DBS Corp.
5.25%, 12/01/26 (a)(c)	4,339,000	4,242,360
7.38%, 07/01/28 (a)	1,330,000	1,240,969
5.75%, 12/01/28 (a)(c)	2,351,000	2,273,841
5.13%, 06/01/29	2,018,000	1,709,816
DISH Network Corp.
11.75%, 11/15/27 (a)(c)	3,935,000	4,112,252
Dotdash Meredith, Inc.
7.63%, 06/15/32 (a)(c)	488,000	442,443
EchoStar Corp.
10.75%, 11/30/29 (a)	6,068,000	6,695,674
Embarq LLC
8.00%, 06/01/36	1,543,000	617,694
EW Scripps Co.
9.88%, 08/15/30 (a)(c)	964,000	972,236
Fibercop SpA
6.38%, 11/15/33 (a)(c)	501,000	493,131
6.00%, 09/30/34 (a)(c)	977,000	921,755
7.20%, 07/18/36 (a)(c)	775,000	776,656
7.72%, 06/04/38 (a)(c)	774,000	771,187
Frontier Communications Holdings LLC
5.88%, 10/15/27 (a)(c)	1,073,000	1,075,319
5.00%, 05/01/28 (a)(c)	2,048,000	2,056,968
6.75%, 05/01/29 (a)(c)	1,704,000	1,721,457
5.88%, 11/01/29 (a)(d)	1,417,000	1,439,155
6.00%, 01/15/30 (a)(c)	958,000	973,480
8.75%, 05/15/30 (a)(c)	1,202,000	1,257,793
8.63%, 03/15/31 (a)(c)	1,458,000	1,541,341
Frontier Florida LLC
6.86%, 02/01/28	560,000	582,000
GCI LLC
4.75%, 10/15/28 (a)(c)	1,085,000	1,052,560
Getty Images, Inc.
14.00%, 03/01/28 (a)(c)	600,000	572,250
11.25%, 02/21/30 (a)(c)	575,000	552,505
10.50%, 11/15/30 (a)(c)	1,039,000	1,062,375
Graham Holdings Co.
5.63%, 12/01/33 (a)(c)	500,000	501,837
Gray Media, Inc.
10.50%, 07/15/29 (a)(c)	1,042,000	1,123,774
4.75%, 10/15/30 (a)(c)	1,324,000	1,022,931
5.38%, 11/15/31 (a)(c)	1,608,000	1,210,823
9.63%, 07/15/32 (a)(c)	1,075,000	1,115,108
7.25%, 08/15/33 (a)(c)	1,105,000	1,107,774
HTA Group Ltd.
7.50%, 06/04/29 (a)(c)	1,376,000	1,428,462
iHeartCommunications, Inc.
9.13%, 05/01/29 (a)(c)	1,127,450	1,044,233
10.88%, 05/01/30 (a)(c)(d)	824,400	679,224
7.75%, 08/15/30 (a)(c)	1,064,900	913,116
Iliad Holding SAS
7.00%, 10/15/28 (a)(c)	1,166,000	1,183,780
8.50%, 04/15/31 (a)(c)	1,270,000	1,365,223
7.00%, 04/15/32 (a)(c)	1,133,000	1,169,351
Lamar Media Corp.
3.75%, 02/15/28 (a)	919,000	901,385
4.88%, 01/15/29 (a)	679,000	678,167
4.00%, 02/15/30 (a)	672,000	650,740
3.63%, 01/15/31 (a)	810,000	765,031
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)(c)	1,474,000	998,163
5.13%, 07/15/29 (a)(c)(d)	888,000	563,827
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)(c)	559,000	506,096
4.88%, 06/15/29 (a)(c)	1,030,000	986,225
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 07/15/29 (a)(c)	615,000	546,443
4.50%, 04/01/30 (a)(c)	1,100,000	1,018,875
3.88%, 10/15/30 (a)(c)	769,000	691,923
4.00%, 04/15/31 (a)(c)	1,034,000	915,086
6.88%, 06/30/33 (a)(c)	2,890,000	2,945,927
7.00%, 03/31/34 (a)(c)	2,350,000	2,409,161
Lumen Technologies, Inc.
4.50%, 01/15/29 (a)(c)	522,000	484,202
4.13%, 04/15/29 (a)(c)	651,000	646,931
4.13%, 04/15/30 (a)(c)(d)	1,017,000	1,013,390
10.00%, 10/15/32 (a)(c)	364,900	368,038
7.60%, 09/15/39 (d)	412,000	400,670
7.65%, 03/15/42	376,000	360,477
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (a)(c)	1,184,000	1,185,925
8.00%, 08/01/29 (a)(c)	909,000	921,091
7.38%, 09/01/31 (a)(c)	1,083,000	1,123,962
Midcontinent Communications
8.00%, 08/15/32 (a)(c)	1,092,000	1,102,757
Millicom International Cellular SA
5.13%, 01/15/28 (a)(c)	805,500	803,201
6.25%, 03/25/29 (a)(c)	1,030,500	1,034,491
7.38%, 04/02/32 (a)(c)	1,048,000	1,095,168
Nexstar Media, Inc.
5.63%, 07/15/27 (a)(c)	1,994,000	1,997,069
4.75%, 11/01/28 (a)(c)	1,362,000	1,351,735
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (a)(c)	605,000	604,572
4.25%, 01/15/29 (a)(c)	975,000	948,070
4.63%, 03/15/30 (a)(c)	649,000	632,341
7.38%, 02/15/31 (a)(c)	756,000	801,799
Paramount Global
6.25%, 02/28/57 (a)(b)	1,015,000	989,016
6.38%, 03/30/62 (a)(b)	1,492,000	1,463,542
ROBLOX Corp.
3.88%, 05/01/30 (a)(c)	1,502,000	1,437,277
Rogers Communications, Inc.
7.00%, 04/15/55 (a)(b)	1,542,000	1,604,419
7.13%, 04/15/55 (a)(b)	855,000	905,474
5.25%, 03/15/82 (a)(b)(c)	1,761,000	1,753,177
RR Donnelley & Sons Co.
9.50%, 08/01/29 (a)(c)	1,316,000	1,353,953
10.88%, 08/01/29 (a)(c)	898,000	906,746
SBA Communications Corp.
3.88%, 02/15/27 (a)	2,037,000	2,028,996
3.13%, 02/01/29 (a)	1,925,000	1,841,636
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)(c)	782,000	728,373
5.38%, 01/15/31 (a)(c)	847,000	660,185
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)(c)	1,018,000	899,658
8.13%, 02/15/33 (a)(c)	1,047,000	1,091,613
9.75%, 02/15/33 (a)(c)(d)	1,038,000	1,136,610
Sirius XM Radio LLC
5.00%, 08/01/27 (a)(c)	1,802,000	1,803,791
4.00%, 07/15/28 (a)(c)	2,608,000	2,544,477
5.50%, 07/01/29 (a)(c)	1,670,000	1,679,836
4.13%, 07/01/30 (a)(c)	2,290,000	2,170,290
3.88%, 09/01/31 (a)(c)	1,984,000	1,810,899
Snap, Inc.
6.88%, 03/01/33 (a)(c)	1,563,000	1,611,773
6.88%, 03/15/34 (a)(c)	1,025,000	1,050,320
Stagwell Global LLC
5.63%, 08/15/29 (a)(c)	1,330,000	1,293,545

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sunrise FinCo I BV
4.88%, 07/15/31 (a)(c)(d)	1,547,000	1,479,651
TEGNA, Inc.
4.63%, 03/15/28 (a)	1,718,000	1,703,690
5.00%, 09/15/29 (a)	1,138,000	1,128,298
Telecom Italia Capital SA
6.38%, 11/15/33	428,000	451,027
6.00%, 09/30/34	815,000	838,083
7.20%, 07/18/36	681,000	742,846
7.72%, 06/04/38	737,000	819,291
Telesat Canada/Telesat LLC
5.63%, 12/06/26 (a)(c)	812,000	592,760
TELUS Corp.
6.63%, 10/15/55 (a)(b)	610,000	625,418
7.00%, 10/15/55 (a)(b)	1,140,000	1,190,838
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 01/15/30 (a)(c)(d)	1,400,000	1,292,590
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28 (a)(c)	987,000	973,799
6.50%, 02/15/29 (a)(c)	1,396,000	1,326,331
8.63%, 06/15/32 (a)(c)	660,000	633,479
Univision Communications, Inc.
8.00%, 08/15/28 (a)(c)	2,112,000	2,181,354
4.50%, 05/01/29 (a)(c)	1,517,000	1,447,788
7.38%, 06/30/30 (a)(c)	1,005,000	1,020,422
8.50%, 07/31/31 (a)(c)	1,601,000	1,657,427
9.38%, 08/01/32 (a)(c)	2,182,000	2,318,205
Urban One, Inc.
7.38%, 02/01/28 (a)(c)	623,000	328,742
Versant Media Group, Inc.
7.25%, 01/30/31 (a)(c)	1,000,000	1,028,091
Viasat, Inc.
5.63%, 04/15/27 (a)(c)	312,000	312,576
6.50%, 07/15/28 (a)(c)	820,000	801,401
7.50%, 05/30/31 (a)(c)	1,085,000	1,030,006
Virgin Media Finance PLC
5.00%, 07/15/30 (a)(c)	1,910,000	1,692,314
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)(c)	1,489,000	1,463,188
4.50%, 08/15/30 (a)(c)	1,475,000	1,376,573
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/28 (a)(c)	1,285,000	1,258,075
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (a)(c)	1,661,000	1,519,526
4.75%, 07/15/31 (a)(c)	1,421,000	1,312,538
7.75%, 04/15/32 (a)(c)	1,180,000	1,232,240
6.75%, 01/15/33 (a)(c)	650,000	648,125
Vodafone Group PLC
7.00%, 04/04/79 (a)(b)	2,374,000	2,490,428
4.13%, 06/04/81 (a)(b)	1,597,000	1,503,147
5.13%, 06/04/81 (a)(b)	1,573,000	1,249,513
VZ Secured Financing BV
5.00%, 01/15/32 (a)(c)	2,426,000	2,206,697
7.50%, 01/15/33 (a)(c)	400,000	408,262
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	1,775,000	1,757,587
4.05%, 03/15/29 (a)(c)	1,718,000	1,667,882
4.28%, 03/15/32 (a)	334,000	292,751
4.28%, 03/15/32 (a)(c)	2,861,000	2,617,815
5.05%, 03/15/42 (a)	5,542,000	4,437,978
5.14%, 03/15/52 (a)(c)	1,510,000	1,133,255
Windstream Services LLC
7.50%, 10/15/33 (a)(c)	1,250,000	1,273,289
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/31 (a)(c)	2,533,000	2,632,177
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zegona Finance PLC
8.63%, 07/15/29 (a)(c)	914,000	971,057
Ziggo Bond Co. BV
5.13%, 02/28/30 (a)(c)	768,000	690,083
Ziggo BV
4.88%, 01/15/30 (a)(c)	811,000	769,144
		276,183,045
Consumer Cyclical 17.8%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28 (a)(c)	2,435,000	2,408,312
4.38%, 01/15/28 (a)(c)	1,544,000	1,532,122
3.50%, 02/15/29 (a)(c)	883,000	853,616
6.13%, 06/15/29 (a)(c)	1,714,000	1,769,393
5.63%, 09/15/29 (a)(c)	695,000	709,085
4.00%, 10/15/30 (a)(c)	3,119,000	2,975,001
Adams Homes, Inc.
9.25%, 10/15/28 (a)(c)	646,000	670,821
Adient Global Holdings Ltd.
7.00%, 04/15/28 (a)(c)	850,000	874,214
8.25%, 04/15/31 (a)(c)	426,000	448,073
7.50%, 02/15/33 (a)(c)	1,202,000	1,245,492
ADT Security Corp.
4.13%, 08/01/29 (a)(c)	962,000	937,150
4.88%, 07/15/32 (c)	939,000	911,646
5.88%, 10/15/33 (a)(c)	1,250,000	1,271,819
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	464,000	438,468
5.95%, 03/09/28 (a)	410,000	419,356
3.90%, 04/15/30 (a)	785,000	722,053
7.00%, 08/01/30 (a)(c)	1,295,000	1,322,766
3.50%, 03/15/32 (a)	622,000	537,255
7.38%, 08/01/33 (a)(c)	1,295,000	1,320,298
Affinity Interactive
6.88%, 12/15/27 (a)(c)	616,000	268,120
Allied Universal Holdco LLC
7.88%, 02/15/31 (a)(c)	2,504,000	2,638,407
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (a)(c)	725,000	711,512
6.88%, 06/15/30 (a)(c)	900,000	931,018
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (a)(c)	2,205,000	2,166,744
Allison Transmission, Inc.
4.75%, 10/01/27 (a)(c)	735,000	734,411
5.88%, 06/01/29 (a)(c)	747,000	759,840
3.75%, 01/30/31 (a)(c)	1,240,000	1,157,325
5.88%, 12/01/33 (a)(c)	350,000	353,409
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a)(c)(d)	899,000	808,566
American Axle & Manufacturing, Inc.
6.88%, 07/01/28 (a)	452,000	454,279
5.00%, 10/01/29 (a)	596,000	571,748
6.38%, 10/15/32 (a)(c)	1,052,000	1,059,252
7.75%, 10/15/33 (a)(c)	1,586,000	1,602,951
ANGI Group LLC
3.88%, 08/15/28 (a)(c)	541,000	488,939
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (a)(c)	683,000	686,485
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29 (a)(c)	852,000	822,584
5.25%, 04/15/30 (a)(c)	713,000	665,124
9.75%, 04/15/30 (a)(c)	762,000	828,446
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/54 (a)(b)	599,000	615,677

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aramark Services, Inc.
5.00%, 02/01/28 (a)(c)	1,104,000	1,105,857
Arches Buyer, Inc.
4.25%, 06/01/28 (a)(c)	888,000	875,829
6.13%, 12/01/28 (a)(c)	942,000	922,742
Arko Corp.
5.13%, 11/15/29 (a)(c)	633,000	528,490
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	907,000	903,157
4.63%, 11/15/29 (a)(c)	670,000	657,790
4.75%, 03/01/30 (a)	603,000	592,509
5.00%, 02/15/32 (a)(c)	591,000	575,666
ASGN, Inc.
4.63%, 05/15/28 (a)(c)	652,000	639,634
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (a)(c)	477,000	452,346
4.63%, 04/01/30 (a)(c)	523,000	495,574
6.88%, 08/01/33 (a)(c)	450,000	452,707
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (a)(c)	1,385,000	1,226,059
Bath & Body Works, Inc.
6.69%, 01/15/27	250,000	254,912
5.25%, 02/01/28	584,000	586,192
7.50%, 06/15/29 (a)	1,112,000	1,135,419
6.63%, 10/01/30 (a)(c)	1,039,000	1,056,759
6.95%, 03/01/33	436,000	431,920
6.88%, 11/01/35	1,121,000	1,123,836
6.75%, 07/01/36	821,000	813,557
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.50%, 07/01/32 (a)(c)	789,000	770,276
Beazer Homes USA, Inc.
5.88%, 10/15/27 (a)	564,000	567,096
7.25%, 10/15/29 (a)(d)	433,000	443,192
7.50%, 03/15/31 (a)(c)	442,000	449,218
Belron U.K. Finance PLC
5.75%, 10/15/29 (a)(c)	1,091,000	1,110,246
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 04/15/29 (a)(c)	339,000	304,198
Boyd Gaming Corp.
4.75%, 12/01/27 (a)	990,000	989,939
4.75%, 06/15/31 (a)(c)	765,000	745,919
Boyne USA, Inc.
4.75%, 05/15/29 (a)(c)	1,040,000	1,027,330
Brightstar Lottery PLC
6.25%, 01/15/27 (a)(c)	832,000	841,244
5.25%, 01/15/29 (a)(c)	1,233,000	1,231,665
Brinker International, Inc.
8.25%, 07/15/30 (a)(c)	750,000	796,204
Brink's Co.
4.63%, 10/15/27 (a)(c)	821,000	819,120
6.50%, 06/15/29 (a)(c)	540,000	558,456
6.75%, 06/15/32 (a)(c)	736,000	768,173
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/27 (a)(c)	817,000	818,556
5.00%, 06/15/29 (a)(c)	691,000	668,405
4.88%, 02/15/30 (a)(c)	663,000	615,499
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)(c)	1,657,000	1,569,343
7.00%, 02/15/30 (a)(c)	2,376,000	2,461,199
6.50%, 02/15/32 (a)(c)	1,984,000	2,019,359
6.00%, 10/15/32 (a)(c)(d)	1,534,000	1,464,802
Carnival Corp.
5.13%, 05/01/29 (a)(c)	600,000	605,395
5.75%, 03/15/30 (a)(c)	1,915,000	1,969,371
5.88%, 06/15/31 (a)(c)	1,455,000	1,499,277
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 08/01/32 (a)(c)	4,250,000	4,362,043
6.13%, 02/15/33 (a)(c)	2,788,000	2,873,631
Carriage Services, Inc.
4.25%, 05/15/29 (a)(c)	533,000	511,001
Cars.com, Inc.
6.38%, 11/01/28 (a)(c)	815,000	817,754
Century Communities, Inc.
3.88%, 08/15/29 (a)(c)	755,000	719,048
6.63%, 09/15/33 (a)(c)	750,000	761,192
Champions Financing, Inc.
8.75%, 02/15/29 (a)(c)(d)	1,142,000	1,142,418
Churchill Downs, Inc.
5.50%, 04/01/27 (a)(c)	1,065,000	1,067,623
4.75%, 01/15/28 (a)(c)	1,138,000	1,133,627
5.75%, 04/01/30 (a)(c)	1,034,000	1,042,705
6.75%, 05/01/31 (a)(c)	582,000	601,006
Cinemark USA, Inc.
5.25%, 07/15/28 (a)(c)	1,461,000	1,458,436
7.00%, 08/01/32 (a)(c)	622,000	648,934
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28 (a)(c)	1,525,000	1,566,491
6.75%, 02/15/30 (a)(c)	884,000	919,581
6.75%, 09/15/32 (a)(c)	1,500,000	1,544,055
CoreCivic, Inc.
8.25%, 04/15/29 (a)	920,000	972,590
Cougar JV Subsidiary LLC
8.00%, 05/15/32 (a)(c)	1,172,000	1,256,304
Crocs, Inc.
4.25%, 03/15/29 (a)(c)	554,000	535,843
4.13%, 08/15/31 (a)(c)(d)	558,000	515,241
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (a)(c)	549,000	555,468
8.88%, 09/01/31 (a)(c)	705,000	756,472
Dana, Inc.
5.38%, 11/15/27 (a)	859,000	861,374
5.63%, 06/15/28 (a)	503,000	503,604
4.25%, 09/01/30 (a)	528,000	520,513
4.50%, 02/15/32 (a)	584,000	573,271
Dealer Tire LLC/DT Issuer LLC
8.00%, 02/01/28 (a)(c)	796,000	792,148
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29 (a)(c)	1,220,000	1,028,607
Dream Finders Homes, Inc.
8.25%, 08/15/28 (a)(c)	794,000	814,195
6.88%, 09/15/30 (a)(c)	300,000	302,595
EG Global Finance PLC
12.00%, 11/30/28 (a)(c)	919,000	1,003,091
Empire Communities Corp.
9.75%, 05/01/29 (a)(c)	592,000	595,700
EZCORP, Inc.
7.38%, 04/01/32 (a)(c)	608,000	638,919
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29 (a)(c)	1,393,000	1,342,559
6.75%, 01/15/30 (a)(c)	1,788,000	1,668,894
Forestar Group, Inc.
5.00%, 03/01/28 (a)(c)	640,000	640,554
6.50%, 03/15/33 (a)(c)	836,000	861,220
Forvia SE
8.00%, 06/15/30 (a)(c)	413,000	440,499
6.75%, 09/15/33 (a)(c)	796,000	811,030
Full House Resorts, Inc.
8.25%, 02/15/28 (a)(c)	925,000	803,594

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Gap, Inc.
3.63%, 10/01/29 (a)(c)	1,196,000	1,136,083
3.88%, 10/01/31 (a)(c)	1,093,000	1,019,233
Garda World Security Corp.
7.75%, 02/15/28 (a)(c)	821,000	842,323
6.00%, 06/01/29 (a)(c)	735,000	722,318
6.50%, 01/15/31 (a)(c)	600,000	616,439
8.25%, 08/01/32 (a)(c)	839,000	861,068
8.38%, 11/15/32 (a)(c)	800,000	820,935
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/32 (a)(c)	593,000	627,234
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/01/29 (a)(c)	525,000	543,122
GEO Group, Inc.
8.63%, 04/15/29 (a)	927,000	980,085
10.25%, 04/15/31 (a)	971,000	1,066,214
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (a)(c)	753,000	724,040
11.50%, 08/15/29 (a)(c)	769,000	792,705
8.75%, 01/15/32 (a)(c)	797,000	754,083
Goodyear Tire & Rubber Co.
4.88%, 03/15/27 (a)	1,263,000	1,260,530
5.00%, 07/15/29 (a)	915,000	889,650
6.63%, 07/15/30 (a)	395,000	401,729
5.25%, 04/30/31 (a)	627,000	598,948
5.25%, 07/15/31 (a)	1,030,000	973,782
5.63%, 04/30/33 (a)	753,000	709,744
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/29 (a)(c)	718,000	724,475
Group 1 Automotive, Inc.
4.00%, 08/15/28 (a)(c)	969,000	950,029
6.38%, 01/15/30 (a)(c)	619,000	637,052
Hanesbrands, Inc.
9.00%, 02/15/31 (a)(c)	1,287,000	1,360,326
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 (a)(c)	882,000	885,071
5.88%, 04/01/29 (a)(c)	873,000	894,639
3.75%, 05/01/29 (a)(c)	1,300,000	1,262,192
4.88%, 01/15/30 (a)	1,221,000	1,224,565
4.00%, 05/01/31 (a)(c)	1,623,000	1,551,530
3.63%, 02/15/32 (a)(c)	1,844,000	1,715,304
6.13%, 04/01/32 (a)(c)	691,000	717,044
5.88%, 03/15/33 (a)(c)	1,172,000	1,209,381
5.75%, 09/15/33 (a)(c)	1,007,000	1,032,794
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/29 (a)(c)	1,299,000	1,249,028
4.88%, 07/01/31 (a)(c)	718,000	665,656
6.63%, 01/15/32 (a)(c)	1,074,000	1,094,576
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/27 (a)	878,000	878,434
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)(c)	564,000	544,192
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (a)(c)	715,000	705,303
5.88%, 01/15/28 (a)(c)	400,000	400,826
5.50%, 07/15/29 (a)(c)	771,000	773,786
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)(c)	922,000	962,546
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (a)(c)	613,000	631,328
8.38%, 10/01/33 (a)(c)	716,000	737,827
KB Home
6.88%, 06/15/27 (a)	408,000	417,896
4.80%, 11/15/29 (a)	381,000	381,803
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.25%, 07/15/30 (a)	479,000	495,795
4.00%, 06/15/31 (a)	817,000	775,504
Ken Garff Automotive LLC
4.88%, 09/15/28 (a)(c)	663,000	662,027
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (a)(c)	1,138,000	1,139,886
Kingpin Intermediate Holdings LLC
7.25%, 10/15/32 (a)(c)	664,000	617,281
Kohl's Corp.
10.00%, 06/01/30 (a)(c)	511,000	559,942
5.13%, 05/01/31 (a)(f)	770,000	665,171
5.55%, 07/17/45 (a)	648,000	467,216
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)(c)	909,000	864,962
Korn Ferry
4.63%, 12/15/27 (a)(c)	649,000	649,472
LCM Investments Holdings II LLC
4.88%, 05/01/29 (a)(c)	1,548,000	1,525,395
8.25%, 08/01/31 (a)(c)	1,143,000	1,206,897
Levi Strauss & Co.
3.50%, 03/01/31 (a)(c)	654,000	610,492
LGI Homes, Inc.
8.75%, 12/15/28 (a)(c)	452,000	471,191
4.00%, 07/15/29 (a)(c)	297,000	271,670
7.00%, 11/15/32 (a)(c)	751,000	736,380
Liberty Interactive LLC
8.50%, 07/15/29	429,000	26,008
8.25%, 02/01/30	645,000	39,506
Life Time, Inc.
6.00%, 11/15/31 (a)(c)	658,000	672,731
Light & Wonder International, Inc.
7.25%, 11/15/29 (a)(c)	791,000	814,003
7.50%, 09/01/31 (a)(c)	834,000	874,439
6.25%, 10/01/33 (a)(c)	1,343,000	1,352,092
Lindblad Expeditions LLC
7.00%, 09/15/30 (a)(c)	1,193,000	1,224,296
Lithia Motors, Inc.
4.63%, 12/15/27 (a)(c)	548,000	549,163
3.88%, 06/01/29 (a)(c)	898,000	865,959
5.50%, 10/01/30 (a)(c)	700,000	704,009
4.38%, 01/15/31 (a)(c)	563,000	540,772
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)(c)	1,455,000	1,470,641
4.75%, 10/15/27 (a)(c)	1,290,000	1,288,870
3.75%, 01/15/28 (a)(c)	1,111,000	1,094,197
M/I Homes, Inc.
4.95%, 02/01/28 (a)	593,000	591,782
3.95%, 02/15/30 (a)	535,000	513,901
Macy's Retail Holdings LLC
6.13%, 03/15/32 (a)(c)	719,000	723,220
7.38%, 08/01/33 (a)(c)	475,000	500,378
4.50%, 12/15/34 (a)	727,000	659,392
5.13%, 01/15/42 (a)	556,000	460,143
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (a)	623,000	610,339
4.50%, 06/15/29 (a)(c)	699,000	664,155
6.50%, 10/01/33 (a)(c)	798,000	759,437
Match Group Holdings II LLC
5.00%, 12/15/27 (a)(c)	546,000	545,604
4.63%, 06/01/28 (a)(c)	776,000	771,357
5.63%, 02/15/29 (a)(c)	414,000	417,103
4.13%, 08/01/30 (a)(c)	629,000	596,239
3.63%, 10/01/31 (a)(c)	577,000	530,021
6.13%, 09/15/33 (a)(c)	808,000	820,032

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mattamy Group Corp.
5.25%, 12/15/27 (a)(c)	1,085,000	1,085,347
4.63%, 03/01/30 (a)(c)	619,000	601,063
Matthews International Corp.
8.63%, 10/01/27 (a)(c)	493,000	509,764
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/29 (a)(c)	1,249,000	1,239,453
Merlin Entertainments Group U.S. Holdings, Inc.
7.38%, 02/15/31 (a)(c)	733,000	618,016
MGM Resorts International
5.50%, 04/15/27 (a)	1,010,000	1,017,693
4.75%, 10/15/28 (a)	1,108,000	1,102,907
6.13%, 09/15/29 (a)	762,000	779,441
6.50%, 04/15/32 (a)(d)	893,000	917,198
Michaels Cos., Inc.
5.25%, 05/01/28 (a)(c)	1,219,000	1,154,720
7.88%, 05/01/29 (a)(c)	1,379,000	1,258,689
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/29 (a)(c)	1,120,000	1,097,202
Millrose Properties, Inc.
6.38%, 08/01/30 (a)(c)	1,250,000	1,276,104
6.25%, 09/15/32 (a)(c)	875,000	885,628
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30 (a)(c)	820,000	853,356
11.88%, 04/15/31 (a)(c)	1,140,000	1,195,250
Motion Bondco DAC
6.63%, 11/15/27 (a)(c)	520,000	499,477
Motion Finco SARL
8.38%, 02/15/32 (a)(c)	678,000	583,933
Murphy Oil USA, Inc.
4.75%, 09/15/29 (a)	853,000	847,091
3.75%, 02/15/31 (a)(c)	976,000	916,386
NCL Corp. Ltd.
7.75%, 02/15/29 (a)(c)	524,000	556,325
6.25%, 03/01/30 (a)(c)	982,000	993,318
5.88%, 01/15/31 (a)(c)	1,424,000	1,406,176
6.75%, 02/01/32 (a)(c)	2,280,000	2,315,511
6.25%, 09/15/33 (a)(c)	1,000,000	988,818
NCL Finance Ltd.
6.13%, 03/15/28 (a)(c)	515,000	526,294
New Flyer Holdings, Inc.
9.25%, 07/01/30 (a)(c)	802,000	859,598
New Home Co., Inc.
9.25%, 10/01/29 (a)(c)	701,000	728,694
8.50%, 11/01/30 (a)(c)	412,000	424,885
Newmark Group, Inc.
7.50%, 01/12/29 (a)	571,000	611,333
Nissan Motor Acceptance Co. LLC
5.30%, 09/13/27 (c)	334,000	333,941
2.75%, 03/09/28 (a)(c)	1,010,000	950,080
2.45%, 09/15/28 (a)(c)	1,032,000	952,550
7.05%, 09/15/28 (a)(c)	1,255,000	1,295,756
5.63%, 09/29/28 (a)(c)	960,000	958,303
5.55%, 09/13/29 (a)(c)	764,000	758,144
6.13%, 09/30/30 (a)(c)	1,797,000	1,782,349
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (a)(c)	2,058,000	2,017,996
7.50%, 07/17/30 (a)(c)	1,592,000	1,662,712
4.81%, 09/17/30 (a)(c)	2,696,000	2,530,836
7.75%, 07/17/32 (a)(c)	1,479,000	1,556,022
8.13%, 07/17/35 (a)(c)	1,523,000	1,610,784
Nordstrom, Inc.
4.00%, 03/15/27 (a)	541,000	535,442
6.95%, 03/15/28	611,000	631,048
4.38%, 04/01/30 (a)	597,000	564,155
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 08/01/31 (a)	505,000	465,866
5.00%, 01/15/44 (a)	1,228,000	930,105
Odeon Finco PLC
12.75%, 11/01/27 (a)(c)	686,000	709,863
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/30 (a)(c)	863,000	847,590
OT Midco, Inc.
10.00%, 02/15/30 (a)(c)	833,000	332,202
Papa John's International, Inc.
3.88%, 09/15/29 (a)(c)	900,000	868,546
Penn Entertainment, Inc.
5.63%, 01/15/27 (a)(c)	768,000	773,129
4.13%, 07/01/29 (a)(c)	541,000	500,743
Penske Automotive Group, Inc.
3.75%, 06/15/29 (a)(c)	531,000	513,845
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32 (a)	2,691,000	2,718,335
10.00%, 09/15/33 (a)	1,096,000	1,123,423
Phinia, Inc.
6.75%, 04/15/29 (a)(c)	714,000	737,738
6.63%, 10/15/32 (a)(c)	567,000	589,178
PM General Purchaser LLC
9.50%, 10/01/28 (a)(c)	1,006,000	849,237
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (a)(c)	687,000	366,191
5.88%, 09/01/31 (a)(c)	678,000	339,847
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/27 (a)(c)	855,000	835,696
QVC, Inc.
6.88%, 04/15/29 (a)	607,000	254,166
5.45%, 08/15/34 (a)	501,000	202,905
5.95%, 03/15/43	798,000	315,765
Rakuten Group, Inc.
11.25%, 02/15/27 (c)	2,330,000	2,498,517
9.75%, 04/15/29 (c)	2,579,000	2,868,934
8.13%, 12/15/29 (a)(b)(c)(e)	925,000	951,262
6.25%, 04/22/31 (a)(b)(c)(e)	767,000	726,072
Raven Acquisition Holdings LLC
6.88%, 11/15/31 (a)(c)	1,958,000	2,017,703
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29 (a)(c)	850,000	381,936
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29 (a)(c)	825,000	727,172
8.45%, 07/27/30 (a)(c)	800,000	790,522
4.63%, 04/06/31 (a)(c)(d)	400,000	331,445
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.63%, 02/01/33 (a)(c)	923,000	935,906
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.25%, 10/15/30 (a)(c)	400,000	406,336
S&S Holdings LLC
8.38%, 10/01/31 (a)(c)	857,000	807,545
Saks Global Enterprises LLC
11.00%, 12/15/29 (a)(c)(g)(h)	1,250,000	410,253
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/32 (a)	915,000	958,205
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/30 (a)(c)	966,000	853,673
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 (a)(c)	1,005,000	972,903
Service Corp. International
4.63%, 12/15/27 (a)	695,000	694,293
5.13%, 06/01/29 (a)	1,088,000	1,093,575
3.38%, 08/15/30 (a)	1,085,000	1,017,775

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/15/31 (a)	758,000	724,355
5.75%, 10/15/32 (a)	857,000	875,566
SGUS LLC
11.00%, 12/15/29 (a)(c)	700,000	570,749
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (a)	408,000	403,775
4.75%, 04/01/29 (a)	552,000	544,235
Signal Parent, Inc.
6.13%, 04/01/29 (a)(c)	575,000	201,250
Six Flags Entertainment Corp.
5.50%, 04/15/27 (a)(c)	965,000	953,254
7.25%, 05/15/31 (a)(c)(d)	963,000	918,948
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.38%, 04/15/27 (a)	472,000	468,445
6.50%, 10/01/28 (a)	615,000	597,500
5.25%, 07/15/29 (a)	656,000	608,967
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.63%, 05/01/32 (a)(c)	1,159,000	1,157,120
Sonic Automotive, Inc.
4.63%, 11/15/29 (a)(c)	875,000	856,304
4.88%, 11/15/31 (a)(c)	585,000	563,489
Sotheby's
7.38%, 10/15/27 (a)(c)	1,504,000	1,498,307
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/29 (a)(c)(d)	509,000	481,284
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/27 (a)(c)	552,000	550,854
Staples, Inc.
10.75%, 09/01/29 (a)(c)	3,444,000	3,402,124
12.75%, 01/15/30 (a)(c)	1,035,800	821,590
Station Casinos LLC
4.50%, 02/15/28 (a)(c)	861,000	852,651
4.63%, 12/01/31 (a)(c)	774,000	733,097
6.63%, 03/15/32 (a)(c)	767,000	786,035
STL Holding Co. LLC
8.75%, 02/15/29 (a)(c)	722,000	761,896
StoneMor, Inc.
8.50%, 05/15/29 (a)(c)	658,000	643,187
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (a)(c)	585,000	598,032
5.13%, 08/01/30 (a)(c)	959,000	964,138
5.75%, 11/15/32 (a)(c)	500,000	515,673
Tenneco, Inc.
8.00%, 11/17/28 (a)(c)	1,724,000	1,724,942
TKC Holdings, Inc.
6.88%, 05/15/28 (a)(c)	875,000	885,100
10.50%, 05/15/29 (a)(c)	674,000	692,052
Travel & Leisure Co.
6.00%, 04/01/27 (a)(f)	448,000	455,233
4.50%, 12/01/29 (a)(c)	967,000	944,119
4.63%, 03/01/30 (a)(c)	570,000	555,454
6.13%, 09/01/33 (a)(c)	700,000	711,539
Tri Pointe Homes, Inc.
5.70%, 06/15/28 (a)	991,000	1,005,660
TriNet Group, Inc.
3.50%, 03/01/29 (a)(c)	608,000	574,202
7.13%, 08/15/31 (a)(c)	672,000	697,698
Under Armour, Inc.
7.25%, 07/15/30 (a)(c)	526,000	525,118
Universal Entertainment Corp.
9.88%, 08/01/29 (a)(c)(d)	200,000	199,683
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Upbound Group, Inc.
6.38%, 02/15/29 (a)(c)	728,000	711,718
Vail Resorts, Inc.
5.63%, 07/15/30 (a)(c)	275,000	279,207
6.50%, 05/15/32 (a)(c)	566,000	588,744
Valvoline, Inc.
3.63%, 06/15/31 (a)(c)	834,000	769,512
VF Corp.
2.80%, 04/23/27 (a)	459,000	447,973
2.95%, 04/23/30 (a)	986,000	886,096
6.00%, 10/15/33	587,000	571,181
6.45%, 11/01/37	427,000	408,201
Victoria's Secret & Co.
4.63%, 07/15/29 (a)(c)	930,000	901,076
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/29 (a)(c)	527,000	558,535
Viking Cruises Ltd.
7.00%, 02/15/29 (a)(c)	475,000	477,745
9.13%, 07/15/31 (a)(c)	1,018,000	1,092,702
5.88%, 10/15/33 (a)(c)	1,750,000	1,779,465
Viking Ocean Cruises Ship VII Ltd.
5.63%, 02/15/29 (a)(c)	367,000	367,908
VOC Escrow Ltd.
5.00%, 02/15/28 (a)(c)	729,000	729,326
Voyager Parent LLC
9.25%, 07/01/32 (a)(c)	1,798,000	1,906,473
Wabash National Corp.
4.50%, 10/15/28 (a)(c)	677,000	620,533
Wand NewCo 3, Inc.
7.63%, 01/30/32 (a)(c)	1,311,000	1,382,585
Wayfair LLC
7.25%, 10/31/29 (a)(c)	998,000	1,040,662
7.75%, 09/15/30 (a)(c)	871,000	930,468
6.75%, 11/15/32 (a)(c)	500,000	511,426
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28 (a)(c)	892,000	879,836
William Carter Co.
7.38%, 02/15/31 (a)(c)	750,000	765,902
Wolverine World Wide, Inc.
4.00%, 08/15/29 (a)(c)	861,000	790,360
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (a)(c)	795,000	785,058
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (a)(c)	723,000	726,214
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (a)(c)	1,427,000	1,435,110
7.13%, 02/15/31 (a)(c)	940,000	1,016,201
6.25%, 03/15/33 (a)(c)	823,000	844,484
Yum! Brands, Inc.
4.75%, 01/15/30 (a)(c)	1,384,000	1,389,804
3.63%, 03/15/31 (a)	1,373,000	1,303,554
4.63%, 01/31/32 (a)	942,000	928,878
5.38%, 04/01/32 (a)	1,552,000	1,577,093
6.88%, 11/15/37	794,000	892,346
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)(c)	1,029,000	1,051,081
7.13%, 04/14/30 (a)(c)	956,000	947,304
6.75%, 04/23/30 (a)(c)	1,110,000	1,080,906
7.50%, 03/24/31 (a)(c)	1,750,000	1,732,687
6.88%, 04/23/32 (a)(c)	1,054,000	1,002,232
ZipRecruiter, Inc.
5.00%, 01/15/30 (a)(c)	725,000	588,565
		339,377,943

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 11.6%
1261229 BC Ltd.
10.00%, 04/15/32 (a)(c)	6,723,000	6,956,221
Acadia Healthcare Co., Inc.
5.50%, 07/01/28 (a)(c)	533,000	528,453
5.00%, 04/15/29 (a)(c)	1,046,000	1,017,134
7.38%, 03/15/33 (a)(c)(d)	459,000	468,326
ACCO Brands Corp.
4.25%, 03/15/29 (a)(c)	814,000	738,898
Acushnet Co.
5.63%, 12/01/33 (a)(c)	500,000	505,135
AdaptHealth LLC
6.13%, 08/01/28 (a)(c)	626,000	633,130
4.63%, 08/01/29 (a)(c)	926,000	894,327
5.13%, 03/01/30 (a)(c)	866,000	841,748
AHP Health Partners, Inc.
5.75%, 07/15/29 (a)(c)	526,000	516,562
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (a)(c)	1,500,000	1,500,541
5.88%, 02/15/28 (a)(c)	1,390,000	1,393,677
6.50%, 02/15/28 (a)(c)	561,000	571,715
3.50%, 03/15/29 (a)(c)	1,039,000	997,453
4.88%, 02/15/30 (a)(c)	1,653,000	1,642,739
5.50%, 03/31/31 (a)(c)	600,000	608,950
6.25%, 03/15/33 (a)(c)	921,000	954,908
5.75%, 03/31/34 (a)(c)	900,000	908,383
Amer Sports Co.
6.75%, 02/16/31 (a)(c)	1,043,000	1,088,461
AMN Healthcare, Inc.
4.00%, 04/15/29 (a)(c)	398,000	379,463
6.50%, 01/15/31 (a)(c)	804,000	806,924
Amneal Pharmaceuticals LLC
6.88%, 08/01/32 (a)(c)	634,000	670,472
Aragvi Finance International DAC
11.13%, 11/20/29 (a)(c)	548,000	542,848
Avantor Funding, Inc.
4.63%, 07/15/28 (a)(c)	1,757,000	1,741,811
3.88%, 11/01/29 (a)(c)	1,466,000	1,400,594
B&G Foods, Inc.
5.25%, 09/15/27 (a)(d)	871,000	851,522
8.00%, 09/15/28 (a)(c)	1,218,000	1,209,846
Bausch & Lomb Corp.
8.38%, 10/01/28 (a)(c)	1,289,000	1,345,394
Bausch Health Americas, Inc.
8.50%, 01/31/27 (a)(c)(d)	402,000	401,704
Bausch Health Cos., Inc.
5.00%, 01/30/28 (a)(c)(d)	329,000	297,895
4.88%, 06/01/28 (a)(c)	1,322,000	1,200,991
11.00%, 09/30/28 (c)	2,677,000	2,800,686
5.00%, 02/15/29 (a)(c)	579,000	461,337
6.25%, 02/15/29 (a)(c)	1,092,000	896,236
7.25%, 05/30/29 (a)(c)(d)	427,000	355,258
5.25%, 01/30/30 (a)(c)	1,036,000	762,418
14.00%, 10/15/30 (a)(c)	251,000	253,992
5.25%, 02/15/31 (a)(c)	564,000	383,675
BellRing Brands, Inc.
7.00%, 03/15/30 (a)(c)	1,227,000	1,266,930
C&S Group Enterprises LLC
5.00%, 12/15/28 (a)(c)	882,000	820,119
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.50%, 10/15/29 (a)(c)	1,098,000	744,494
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Central Garden & Pet Co.
5.13%, 02/01/28 (a)	924,000	926,566
4.13%, 10/15/30 (a)	554,000	531,616
4.13%, 04/30/31 (a)(c)	433,000	409,403
Champ Acquisition Corp.
8.38%, 12/01/31 (a)(c)	476,000	507,475
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (a)(c)	1,084,000	1,073,619
3.75%, 03/15/29 (a)(c)	893,000	862,322
4.00%, 03/15/31 (a)(c)	419,000	396,744
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28 (a)(c)	766,000	764,897
7.63%, 07/01/29 (a)(c)	793,000	828,389
CHS/Community Health Systems, Inc.
6.00%, 01/15/29 (a)(c)	944,000	944,692
6.88%, 04/15/29 (a)(c)	1,702,000	1,537,627
6.13%, 04/01/30 (a)(c)	1,751,000	1,456,697
5.25%, 05/15/30 (a)(c)	2,142,000	2,025,337
4.75%, 02/15/31 (a)(c)	1,516,000	1,357,562
10.88%, 01/15/32 (a)(c)	2,827,000	3,057,047
9.75%, 01/15/34 (a)(c)	2,495,000	2,656,499
Concentra Health Services, Inc.
6.88%, 07/15/32 (a)(c)	1,074,000	1,125,795
CVS Health Corp.
6.75%, 12/10/54 (a)(b)	1,540,000	1,597,129
7.00%, 03/10/55 (a)(b)	2,843,000	2,992,144
Darling Ingredients, Inc.
5.25%, 04/15/27 (a)(c)	587,000	587,782
6.00%, 06/15/30 (a)(c)	1,600,000	1,626,298
DaVita, Inc.
4.63%, 06/01/30 (a)(c)	4,068,000	3,949,103
3.75%, 02/15/31 (a)(c)	1,799,000	1,669,891
6.88%, 09/01/32 (a)(c)	1,267,000	1,319,445
6.75%, 07/15/33 (a)	1,245,000	1,294,750
Dentsply Sirona, Inc.
8.38%, 09/12/55 (a)(b)	1,005,000	950,792
Edgewell Personal Care Co.
5.50%, 06/01/28 (a)(c)	793,000	792,606
4.13%, 04/01/29 (a)(c)	792,000	747,272
Elanco Animal Health, Inc.
6.65%, 08/28/28 (a)(f)	802,000	842,607
Embecta Corp.
5.00%, 02/15/30 (a)(c)	783,000	746,975
Emergent BioSolutions, Inc.
3.88%, 08/15/28 (a)(c)	981,000	876,278
Encompass Health Corp.
4.50%, 02/01/28 (a)	1,287,000	1,285,726
4.75%, 02/01/30 (a)	678,000	676,097
4.63%, 04/01/31 (a)	702,000	692,923
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a)(c)	1,320,000	1,374,814
Energizer Holdings, Inc.
4.75%, 06/15/28 (a)(c)	656,000	648,596
4.38%, 03/31/29 (a)(c)	1,214,000	1,156,505
6.00%, 09/15/33 (a)(c)	525,000	496,247
Fiesta Purchaser, Inc.
7.88%, 03/01/31 (a)(c)	668,000	703,502
9.63%, 09/15/32 (a)(c)	658,000	706,353
Fortrea Holdings, Inc.
7.50%, 07/01/30 (a)(c)(d)	670,000	673,386
Froneri Lux FinCo SARL
6.00%, 08/01/32 (c)	1,051,000	1,061,980

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Genmab AS/Genmab Finance LLC
6.25%, 12/15/32 (a)(c)	1,500,000	1,543,359
7.25%, 12/15/33 (a)(c)	1,000,000	1,047,952
Global Medical Response, Inc.
7.38%, 10/01/32 (a)(c)	1,264,000	1,332,838
Grifols SA
4.75%, 10/15/28 (a)(c)	985,000	963,824
HAH Group Holding Co. LLC
9.75%, 10/01/31 (a)(c)	1,149,000	1,084,801
Harrow, Inc.
8.63%, 09/15/30 (a)(c)	275,000	288,664
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/28 (a)(c)	211,000	222,224
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 04/15/29 (a)(c)	1,375,000	1,488,354
4.88%, 06/01/29 (a)(c)	938,000	881,422
Hologic, Inc.
4.63%, 02/01/28 (a)(c)	869,000	870,434
3.25%, 02/15/29 (a)(c)	1,441,000	1,425,286
Ingles Markets, Inc.
4.00%, 06/15/31 (a)(c)	720,000	681,724
Insulet Corp.
6.50%, 04/01/33 (a)(c)	713,000	747,323
IQVIA, Inc.
5.00%, 05/15/27 (a)(c)	1,663,000	1,664,050
6.50%, 05/15/30 (a)(c)	811,000	844,373
6.25%, 06/01/32 (a)(c)	1,996,000	2,090,241
Jazz Securities DAC
4.38%, 01/15/29 (a)(c)	1,466,000	1,448,474
Kedrion SpA
6.50%, 09/01/29 (a)(c)	731,000	713,624
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 02/15/29 (a)(c)	1,021,000	1,067,944
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31 (a)(c)	732,000	491,565
10.75%, 06/30/32 (a)(c)(d)	676,000	309,037
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (a)(c)	1,503,000	1,505,287
4.13%, 01/31/30 (a)(c)	659,000	640,023
4.38%, 01/31/32 (a)(c)	907,000	869,010
LifePoint Health, Inc.
5.38%, 01/15/29 (a)(c)	803,000	783,414
9.88%, 08/15/30 (a)(c)	600,000	646,750
11.00%, 10/15/30 (a)(c)	1,294,000	1,426,114
8.38%, 02/15/32 (a)(c)	660,000	709,777
10.00%, 06/01/32 (a)(c)	1,482,000	1,568,284
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)(c)	1,010,000	691,850
Medline Borrower LP
3.88%, 04/01/29 (a)(c)	5,308,000	5,156,777
5.25%, 10/01/29 (a)(c)	3,213,000	3,223,397
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/29 (a)(c)	3,053,000	3,161,595
MPH Acquisition Holdings LLC
5.75%, 12/31/30 (a)(c)	986,000	869,553
Neogen Food Safety Corp.
8.63%, 07/20/30 (a)(c)	765,000	815,068
Newell Brands, Inc.
6.38%, 09/15/27 (a)	884,000	886,615
8.50%, 06/01/28 (a)(c)	1,175,000	1,226,084
6.63%, 09/15/29 (a)	710,000	700,095
6.38%, 05/15/30 (a)	985,000	949,021
6.63%, 05/15/32 (a)(d)	637,000	601,419
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.38%, 04/01/36 (a)(f)	592,000	550,619
7.50%, 04/01/46 (a)(f)	929,000	765,988
Opal Bidco SAS
6.50%, 03/31/32 (a)(c)	1,090,000	1,124,532
Option Care Health, Inc.
4.38%, 10/31/29 (a)(c)	781,000	766,261
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (a)(c)	1,798,000	1,753,754
5.13%, 04/30/31 (a)(c)	2,296,000	1,924,541
6.75%, 05/15/34 (a)(c)	605,000	545,194
7.88%, 05/15/34 (a)(c)	733,000	617,321
Owens & Minor, Inc.
4.50%, 03/31/29 (a)(c)(d)	829,000	588,156
6.63%, 04/01/30 (a)(c)(d)	930,000	597,214
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.75%, 04/17/32 (a)(c)	870,000	825,091
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a)(c)	732,000	734,668
Performance Food Group, Inc.
5.50%, 10/15/27 (a)(c)	1,512,000	1,513,503
4.25%, 08/01/29 (a)(c)	1,271,000	1,249,349
6.13%, 09/15/32 (a)(c)	1,009,000	1,039,312
Perrigo Finance Unlimited Co.
4.90%, 06/15/30 (a)(f)	1,042,000	1,007,771
6.13%, 09/30/32 (a)	799,000	780,728
4.90%, 12/15/44 (a)	754,000	603,154
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	1,036,000	1,009,530
3.50%, 03/01/32 (a)	1,507,000	1,394,111
6.25%, 07/01/33 (a)	1,377,000	1,480,688
6.88%, 05/15/34 (a)	561,000	623,535
Post Holdings, Inc.
5.50%, 12/15/29 (a)(c)	1,935,000	1,937,415
4.63%, 04/15/30 (a)(c)	1,768,000	1,723,967
4.50%, 09/15/31 (a)(c)	1,090,000	1,028,910
6.25%, 02/15/32 (a)(c)	1,374,000	1,420,465
6.38%, 03/01/33 (a)(c)	1,632,000	1,655,935
6.25%, 10/15/34 (a)(c)	887,000	903,092
Prestige Brands, Inc.
5.13%, 01/15/28 (a)(c)	678,000	679,892
3.75%, 04/01/31 (a)(c)	748,000	697,666
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (a)(c)	1,757,000	1,864,414
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/29 (a)(c)	410,000	413,630
4.38%, 04/30/29 (a)(c)	1,007,000	977,684
Radiology Partners, Inc.
8.50%, 07/15/32 (a)(c)	1,193,000	1,240,720
Safeway, Inc.
7.25%, 02/01/31	192,000	209,515
Scotts Miracle-Gro Co.
5.25%, 12/15/26 (a)	793,000	795,355
4.50%, 10/15/29 (a)(d)	412,000	403,937
4.00%, 04/01/31 (a)	923,000	866,089
4.38%, 02/01/32 (a)	296,000	277,586
Select Medical Corp.
6.25%, 12/01/32 (a)(c)(d)	823,000	818,067
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/29 (a)(c)	639,000	615,172
Somnigroup International, Inc.
4.00%, 04/15/29 (a)(c)	846,000	824,856
3.88%, 10/15/31 (a)(c)	1,156,000	1,084,556

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sotera Health Holdings LLC
7.38%, 06/01/31 (a)(c)	1,224,000	1,290,604
Spectrum Brands, Inc.
3.88%, 03/15/31 (a)(c)	15,000	12,300
Star Parent, Inc.
9.00%, 10/01/30 (a)(c)	1,503,000	1,612,644
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (a)(c)	1,175,000	1,207,275
SWF Holdings I Corp.
6.50%, 10/01/29 (a)(c)	565,000	203,400
Team Health Holdings, Inc.
8.38%, 06/30/28 (a)(c)	400,000	403,699
Teleflex, Inc.
4.63%, 11/15/27 (a)	820,000	816,274
4.25%, 06/01/28 (a)(c)	786,000	775,976
Tenet Healthcare Corp.
5.13%, 11/01/27 (a)	2,362,000	2,364,083
4.63%, 06/15/28 (a)	1,002,000	1,003,235
6.13%, 10/01/28 (a)	2,595,000	2,608,312
4.25%, 06/01/29 (a)	1,972,000	1,934,629
4.38%, 01/15/30 (a)	1,882,000	1,845,534
6.13%, 06/15/30 (a)	3,091,000	3,163,302
6.75%, 05/15/31 (a)(c)	1,842,000	1,920,583
6.88%, 11/15/31	433,000	469,812
5.50%, 11/15/32 (a)(c)	1,250,000	1,270,626
6.00%, 11/15/33 (a)(c)	500,000	516,604
Thor Industries, Inc.
4.00%, 10/15/29 (a)(c)	478,000	458,069
Toledo Hospital
4.98%, 11/15/45 (a)	326,000	280,073
6.02%, 11/15/48	456,000	449,730
TreeHouse Foods, Inc.
4.00%, 09/01/28 (a)(d)	912,000	907,497
Turning Point Brands, Inc.
7.63%, 03/15/32 (a)(c)	421,000	449,548
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 (a)(c)	1,557,000	1,583,668
U.S. Foods, Inc.
6.88%, 09/15/28 (a)(c)	723,000	748,702
4.75%, 02/15/29 (a)(c)	475,000	473,305
4.63%, 06/01/30 (a)(c)	769,000	759,729
7.25%, 01/15/32 (a)(c)	1,087,000	1,146,626
5.75%, 04/15/33 (a)(c)	569,000	580,664
United Natural Foods, Inc.
6.75%, 10/15/28 (a)(c)	679,000	680,131
Varex Imaging Corp.
7.88%, 10/15/27 (a)(c)	605,000	619,666
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/31 (a)(c)	1,320,000	1,336,980
Whirlpool Corp.
4.75%, 02/26/29 (a)	950,000	944,790
6.13%, 06/15/30 (a)	761,000	769,211
2.40%, 05/15/31 (a)	834,000	705,943
5.50%, 03/01/33 (a)	436,000	417,115
6.50%, 06/15/33 (a)	898,000	893,004
5.75%, 03/01/34 (a)(d)	597,000	574,385
4.50%, 06/01/46 (a)	894,000	688,529
4.60%, 05/15/50 (a)	896,000	685,619
		221,436,323
Energy 11.2%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/29 (a)(c)	1,245,000	1,301,849
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AltaGas Ltd.
7.20%, 10/15/54 (a)(b)(c)	1,307,000	1,353,129
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27 (a)	588,000	590,666
9.38%, 06/01/28 (a)(c)	631,000	655,484
9.50%, 06/01/30 (a)(c)	626,000	663,829
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/28 (a)(c)	1,293,000	1,295,419
5.38%, 06/15/29 (a)(c)	853,000	856,457
6.63%, 02/01/32 (a)(c)	817,000	847,446
5.75%, 10/15/33 (a)(c)	750,000	754,211
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (a)(c)	975,000	984,253
6.63%, 09/01/32 (a)(c)	887,000	914,097
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
9.00%, 11/01/27 (a)(c)	121,000	140,438
5.88%, 06/30/29 (a)(c)	749,000	752,088
6.63%, 10/15/32 (a)(c)	740,000	757,500
6.63%, 07/15/33 (a)(c)	942,000	960,792
Baytex Energy Corp.
8.50%, 04/30/30 (a)(c)	1,381,000	1,457,593
7.38%, 03/15/32 (a)(c)	804,000	817,376
BKV Upstream Midstream LLC
7.50%, 10/15/30 (a)(c)	500,000	504,091
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29 (a)(c)	746,000	778,599
7.25%, 07/15/32 (a)(c)	749,000	797,009
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (a)(c)	1,614,268	1,612,121
10.38%, 11/15/30 (a)(c)	898,398	892,102
Breakwater Energy Holdings SARL
9.25%, 11/15/30 (a)(c)	950,000	984,765
Bristow Group, Inc.
6.88%, 03/01/28 (a)(c)	604,000	610,680
Buckeye Partners LP
3.95%, 12/01/26 (a)	1,010,000	1,004,264
4.50%, 03/01/28 (a)(c)	701,000	697,760
6.88%, 07/01/29 (a)(c)	1,228,000	1,280,003
6.75%, 02/01/30 (a)(c)	463,000	485,236
5.85%, 11/15/43 (a)	610,000	580,660
5.60%, 10/15/44 (a)	480,000	444,903
California Resources Corp.
8.25%, 06/15/29 (a)(c)	842,000	881,608
7.00%, 01/15/34 (c)	250,000	249,569
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (a)(c)	405,000	404,044
9.75%, 07/15/28 (a)(c)	538,000	539,700
Caturus Energy LLC
8.50%, 02/15/30 (a)(c)	814,000	840,516
CHC Group LLC
11.75%, 09/01/30 (a)(c)	733,000	703,369
Chord Energy Corp.
6.00%, 10/01/30 (a)(c)	875,000	882,839
6.75%, 03/15/33 (a)(c)	1,152,000	1,190,087
CITGO Petroleum Corp.
8.38%, 01/15/29 (a)(c)	1,703,000	1,778,692
Civitas Resources, Inc.
8.38%, 07/01/28 (a)(c)	1,054,000	1,088,353
8.63%, 11/01/30 (a)(c)	1,243,000	1,303,017
8.75%, 07/01/31 (a)(c)	1,991,000	2,075,803
9.63%, 06/15/33 (a)(c)	1,262,000	1,362,093
CNX Midstream Partners LP
4.75%, 04/15/30 (a)(c)	702,000	673,862

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNX Resources Corp.
6.00%, 01/15/29 (a)(c)	707,000	710,138
7.38%, 01/15/31 (a)(c)	829,000	861,173
7.25%, 03/01/32 (a)(c)	600,000	626,168
Comstock Resources, Inc.
6.75%, 03/01/29 (a)(c)	2,346,000	2,347,939
5.88%, 01/15/30 (a)(c)	1,533,000	1,490,664
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (a)(c)	1,574,000	1,562,340
7.50%, 12/15/33 (a)(c)	878,000	951,765
Crescent Energy Finance LLC
7.63%, 04/01/32 (a)(c)	1,839,000	1,791,979
7.38%, 01/15/33 (a)(c)	1,386,000	1,314,464
8.38%, 01/15/34 (a)(c)	889,000	877,390
CVR Energy, Inc.
5.75%, 02/15/28 (a)(c)	806,000	795,016
8.50%, 01/15/29 (a)(c)	755,000	777,028
DBR Land Holdings LLC
6.25%, 12/01/30 (a)(c)	700,000	709,405
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28 (a)(c)	1,115,000	1,122,174
8.63%, 03/15/29 (a)(c)	1,069,000	1,121,259
7.38%, 06/30/33 (a)(c)	713,000	731,027
Diamond Foreign Asset Co./Diamond Finance LLC
8.50%, 10/01/30 (a)(c)	1,037,000	1,103,806
Enerflex Ltd.
9.00%, 10/15/27 (a)(c)	759,000	777,967
Energy Transfer LP
8.00%, 05/15/54 (a)(b)	1,108,000	1,182,369
7.13%, 10/01/54 (a)(b)	413,000	420,555
6.50%, 02/15/56 (a)(b)	1,460,000	1,441,207
6.75%, 02/15/56 (a)(b)	1,058,000	1,053,507
Excelerate Energy LP
8.00%, 05/15/30 (a)(c)	975,000	1,039,484
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29 (a)(c)	951,000	909,173
9.25%, 01/15/31 (a)(c)	1,024,000	1,035,015
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (a)	1,263,000	1,272,397
8.25%, 01/15/29 (a)	602,000	629,220
8.88%, 04/15/30 (a)	604,000	638,526
7.88%, 05/15/32 (a)	881,000	909,498
8.00%, 05/15/33 (a)	574,000	592,627
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (a)	446,000	451,868
8.25%, 01/15/32 (a)(c)	669,000	701,966
7.13%, 07/01/33 (a)(c)	676,000	687,123
Golar LNG Ltd.
7.50%, 10/02/30 (a)(c)	625,000	606,466
Gulfport Energy Operating Corp.
6.75%, 09/01/29 (a)(c)	954,000	986,001
Harvest Midstream I LP
7.50%, 09/01/28 (a)(c)	1,253,000	1,271,691
7.50%, 05/15/32 (a)(c)	682,000	709,211
Helix Energy Solutions Group, Inc.
9.75%, 03/01/29 (a)(c)	533,000	560,008
Hess Midstream Operations LP
5.88%, 03/01/28 (a)(c)	1,132,000	1,151,802
5.13%, 06/15/28 (a)(c)	689,000	689,613
6.50%, 06/01/29 (a)(c)	762,000	789,027
4.25%, 02/15/30 (a)(c)	938,000	916,335
5.50%, 10/15/30 (a)(c)	617,000	623,836
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/01/28 (a)(c)	1,123,000	1,132,259
5.75%, 02/01/29 (a)(c)	631,000	620,185
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 04/15/30 (a)(c)	1,108,000	1,072,450
6.00%, 02/01/31 (a)(c)	771,000	728,258
6.25%, 04/15/32 (a)(c)	592,000	557,532
8.38%, 11/01/33 (a)(c)	724,000	742,794
6.88%, 05/15/34 (a)(c)	720,000	675,197
7.25%, 02/15/35 (a)(c)	1,099,000	1,046,311
Howard Midstream Energy Partners LLC
7.38%, 07/15/32 (a)(c)	682,000	720,388
6.63%, 01/15/34 (a)(c)	1,101,000	1,129,443
Ithaca Energy North Sea PLC
8.13%, 10/15/29 (a)(c)	1,073,000	1,125,853
ITT Holdings LLC
6.50%, 08/01/29 (a)(c)	1,598,000	1,550,151
Kinetik Holdings LP
6.63%, 12/15/28 (a)(c)	1,117,000	1,149,850
5.88%, 06/15/30 (a)(c)	806,000	812,981
Kodiak Gas Services LLC
7.25%, 02/15/29 (a)(c)	931,000	971,385
6.50%, 10/01/33 (a)(c)	975,000	995,230
6.75%, 10/01/35 (a)(c)	750,000	771,110
Kraken Oil & Gas Partners LLC
7.63%, 08/15/29 (a)(c)	674,000	667,960
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/01/32 (a)(c)	437,000	449,467
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 02/15/28 (a)(c)	564,000	583,046
Matador Resources Co.
6.88%, 04/15/28 (a)(c)	458,000	469,458
6.50%, 04/15/32 (a)(c)	976,000	991,925
6.25%, 04/15/33 (a)(c)	1,465,000	1,466,690
MEG Energy Corp.
5.88%, 02/01/29 (a)(c)	742,000	752,900
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (a)(c)	1,091,000	1,047,227
Murphy Oil Corp.
6.00%, 10/01/32 (a)	852,000	845,393
5.88%, 12/01/42 (a)(f)	539,000	470,131
Nabors Industries Ltd.
7.50%, 01/15/28 (a)(c)	511,000	512,030
Nabors Industries, Inc.
9.13%, 01/31/30 (a)(c)	906,000	950,539
8.88%, 08/15/31 (a)(c)(d)	677,000	661,555
7.63%, 11/15/32 (a)(c)	500,000	485,117
NFE Financing LLC
12.00%, 11/15/29 (a)(c)	3,469,000	881,820
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (a)(c)	1,102,000	1,134,495
8.38%, 02/15/32 (a)(c)	1,592,000	1,651,757
Nine Energy Service, Inc.
13.00%, 02/01/28 (a)	451,000	164,897
Noble Finance II LLC
8.00%, 04/15/30 (a)(c)	1,275,000	1,325,541
Northern Oil & Gas, Inc.
8.75%, 06/15/31 (a)(c)	888,000	909,086
7.88%, 10/15/33 (a)(c)	1,181,000	1,150,324
Northriver Midstream Finance LP
6.75%, 07/15/32 (a)(c)	640,000	652,385
NuStar Logistics LP
5.63%, 04/28/27 (a)	698,000	707,126
6.38%, 10/01/30 (a)	925,000	969,725
Oceaneering International, Inc.
6.00%, 02/01/28 (a)	490,000	497,846

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (a)	1,136,000	1,124,535
9.88%, 03/15/30 (a)(c)	978,000	1,028,849
7.88%, 09/15/30 (a)(c)	896,000	883,134
Permian Resources Operating LLC
8.00%, 04/15/27 (a)(c)	1,052,000	1,066,180
5.88%, 07/01/29 (a)(c)	777,000	780,094
9.88%, 07/15/31 (a)(c)	1,030,000	1,111,510
7.00%, 01/15/32 (a)(c)	948,000	987,935
6.25%, 02/01/33 (a)(c)	1,046,000	1,072,817
Prairie Acquiror LP
9.00%, 08/01/29 (a)(c)	787,000	814,871
Precision Drilling Corp.
6.88%, 01/15/29 (a)(c)	395,000	397,650
Range Resources Corp.
8.25%, 01/15/29 (a)	615,000	627,738
4.75%, 02/15/30 (a)(c)	736,000	726,721
Rockies Express Pipeline LLC
4.95%, 07/15/29 (a)(c)	968,000	969,010
4.80%, 05/15/30 (a)(c)	629,000	616,928
6.75%, 03/15/33 (a)(c)	462,000	485,301
6.88%, 04/15/40 (c)	1,098,000	1,147,231
Saturn Oil & Gas, Inc.
9.63%, 06/15/29 (a)(c)(d)	484,000	492,573
Seadrill Finance Ltd.
8.38%, 08/01/30 (a)(c)	880,000	910,156
SESI LLC
7.88%, 09/30/30 (a)(c)	500,000	497,894
SM Energy Co.
6.63%, 01/15/27 (a)	828,000	831,345
6.50%, 07/15/28 (a)	328,000	331,990
6.75%, 08/01/29 (a)(c)	1,343,000	1,342,363
7.00%, 08/01/32 (a)(c)	932,000	912,604
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (a)(b)	720,000	766,179
7.63%, 03/01/55 (a)(b)	675,000	702,818
Star Holding LLC
8.75%, 08/01/31 (a)(c)	447,000	451,815
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 03/01/27 (a)	602,000	605,294
5.00%, 06/01/31 (a)(c)	731,000	702,148
Summit Midstream Holdings LLC
8.63%, 10/31/29 (a)(c)	1,186,000	1,224,761
Sunoco LP
5.88%, 07/15/27 (a)(c)	848,000	848,876
7.00%, 05/01/29 (a)(c)	914,000	952,106
4.50%, 10/01/29 (a)(c)	892,000	871,333
4.63%, 05/01/30 (a)(c)	850,000	829,174
5.63%, 03/15/31 (a)(c)	1,252,000	1,259,905
7.25%, 05/01/32 (a)(c)	759,000	801,591
6.63%, 08/15/32 (a)(c)	384,000	396,162
6.25%, 07/01/33 (a)(c)	1,142,000	1,173,762
5.88%, 03/15/34 (a)(c)	1,075,000	1,082,656
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27 (a)	1,791,000	1,794,946
5.88%, 03/15/28 (a)	690,000	692,665
7.00%, 09/15/28 (a)(c)	1,069,000	1,104,906
4.50%, 05/15/29 (a)	520,000	510,057
4.50%, 04/30/30 (a)	1,181,000	1,150,850
Superior Plus LP/Superior General Partner, Inc.
4.50%, 03/15/29 (a)(c)	623,000	603,042
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (a)(c)	1,336,000	1,336,189
7.38%, 02/15/29 (a)(c)	581,000	603,442
6.00%, 12/31/30 (a)(c)	657,000	655,293
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 09/01/31 (a)(c)	486,000	480,681
6.75%, 03/15/34 (a)(c)	1,373,000	1,375,605
Talos Production, Inc.
9.00%, 02/01/29 (a)(c)	640,000	667,952
9.38%, 02/01/31 (a)(c)	1,239,000	1,306,472
Teine Energy Ltd.
6.88%, 04/15/29 (a)(c)	462,000	462,298
TGNR Intermediate Holdings LLC
5.50%, 10/15/29 (a)(c)	978,000	961,990
TGS ASA
8.50%, 01/15/30 (a)(c)	564,000	586,910
Tidewater, Inc.
9.13%, 07/15/30 (a)(c)	968,000	1,035,708
TransMontaigne Partners LLC
8.50%, 06/15/30 (a)(c)	714,000	730,663
Transocean International Ltd.
8.25%, 05/15/29 (a)(c)	988,000	1,005,751
8.75%, 02/15/30 (a)(c)	778,500	812,249
7.50%, 04/15/31 (d)	754,000	724,643
8.50%, 05/15/31 (a)(c)	1,067,000	1,076,506
7.88%, 10/15/32 (a)(c)	400,000	417,240
6.80%, 03/15/38	1,357,000	1,216,344
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)(c)	874,286	899,054
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/29 (a)(c)	1,489,000	1,548,804
6.25%, 10/01/33 (a)(c)	850,000	858,197
Valaris Ltd.
8.38%, 04/30/30 (a)(c)	1,551,000	1,619,179
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (a)(c)	1,603,000	1,508,451
6.25%, 01/15/30 (a)(c)	1,398,000	1,412,541
4.13%, 08/15/31 (a)(c)	1,764,000	1,617,428
3.88%, 11/01/33 (a)(c)	1,633,000	1,431,031
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)(c)	3,680,000	3,771,886
9.50%, 02/01/29 (a)(c)	3,511,000	3,705,125
7.00%, 01/15/30 (a)(c)(d)	2,111,000	2,072,453
8.38%, 06/01/31 (a)(c)	2,942,000	2,951,238
9.88%, 02/01/32 (a)(c)	2,611,000	2,720,028
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33 (a)(c)	1,721,000	1,876,434
6.50%, 01/15/34 (a)(c)	2,827,000	2,925,826
7.75%, 05/01/35 (a)(c)	1,689,000	1,882,870
6.75%, 01/15/36 (a)(c)	2,501,000	2,623,055
Vermilion Energy, Inc.
6.88%, 05/01/30 (a)(c)(d)	484,000	474,364
7.25%, 02/15/33 (a)(c)	687,000	651,528
Viridien
10.00%, 10/15/30 (a)(c)	707,000	745,818
Vital Energy, Inc.
7.75%, 07/31/29 (a)(c)	427,000	421,491
9.75%, 10/15/30 (a)	607,000	632,681
7.88%, 04/15/32 (a)(c)	1,402,000	1,359,755
W&T Offshore, Inc.
10.75%, 02/01/29 (a)(c)	457,000	416,866
WBI Operating LLC
6.25%, 10/15/30 (a)(c)	750,000	750,878
6.50%, 10/15/33 (a)(c)	400,000	400,112
Weatherford International Ltd.
6.75%, 10/15/33 (a)(c)	1,542,000	1,579,213
Wildfire Intermediate Holdings LLC
7.50%, 10/15/29 (a)(c)	890,000	900,646
		213,785,779

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial Other 1.3%
Adtalem Global Education, Inc.
5.50%, 03/01/28 (a)(c)	624,000	623,213
AECOM
6.00%, 08/01/33 (a)(c)	600,000	617,229
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.00%, 05/21/30 (a)(c)	1,704,000	1,775,490
APi Group DE, Inc.
4.13%, 07/15/29 (a)(c)	349,000	339,398
4.75%, 10/15/29 (a)(c)	681,000	671,824
Arcosa, Inc.
4.38%, 04/15/29 (a)(c)	589,000	577,732
6.88%, 08/15/32 (a)(c)	850,000	893,833
Artera Services LLC
8.50%, 02/15/31 (a)(c)(d)	893,000	772,763
Brand Industrial Services, Inc.
10.38%, 08/01/30 (a)(c)	1,991,000	1,954,977
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (a)(c)	831,000	842,644
Connect Holding II LLC
10.50%, 04/03/31 (a)	2,817,000	2,672,844
Dycom Industries, Inc.
4.50%, 04/15/29 (a)(c)	630,000	622,113
Fluor Corp.
4.25%, 09/15/28 (a)	537,000	535,984
Global Infrastructure Solutions, Inc.
7.50%, 04/15/32 (a)(c)	923,000	973,565
Grand Canyon University
5.13%, 10/01/28 (a)	442,000	438,243
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29 (a)(c)	590,000	575,084
Hillenbrand, Inc.
6.25%, 02/15/29 (a)	667,000	683,820
3.75%, 03/01/31 (a)(d)	723,000	725,679
Installed Building Products, Inc.
5.75%, 02/01/28 (a)(c)	482,000	484,576
KBR, Inc.
4.75%, 09/30/28 (a)(c)	418,000	411,919
Park-Ohio Industries, Inc.
8.50%, 08/01/30 (a)(c)	558,000	569,414
Pike Corp.
5.50%, 09/01/28 (a)(c)	849,000	847,408
8.63%, 01/31/31 (a)(c)	274,000	289,845
Steelcase, Inc.
5.13%, 01/18/29 (a)	495,000	485,576
TopBuild Corp.
3.63%, 03/15/29 (a)(c)	917,000	885,497
4.13%, 02/15/32 (a)(c)	359,000	342,614
5.63%, 01/31/34 (a)(c)	800,000	811,525
Tutor Perini Corp.
11.88%, 04/30/29 (a)(c)	541,000	601,964
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.00%, 12/15/30 (a)(c)	28,671	34,799
VM Consolidated, Inc.
5.50%, 04/15/29 (a)(c)	575,000	575,187
Vortex Opco LLC
(SOFR + 6.25%) 10.23%, 04/30/30 (a)(c)(g)(h)(i)	32,832	30,498
Williams Scotsman, Inc.
4.63%, 08/15/28 (a)(c)	582,000	575,334
6.63%, 06/15/29 (a)(c)	305,000	314,911
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 04/15/30 (a)(c)	563,000	581,794
7.38%, 10/01/31 (a)(c)	315,000	328,351
		24,467,647
Technology 8.4%
Ahead DB Holdings LLC
6.63%, 05/01/28 (a)(c)	995,000	999,282
Amentum Holdings, Inc.
7.25%, 08/01/32 (a)(c)	988,000	1,037,851
ams-OSRAM AG
12.25%, 03/30/29 (a)(c)	718,000	771,681
APLD ComputeCo LLC
9.25%, 12/15/30 (a)(c)	2,250,000	2,174,061
AthenaHealth Group, Inc.
6.50%, 02/15/30 (a)(c)	2,185,000	2,172,114
Block, Inc.
5.63%, 08/15/30 (a)(c)	1,249,000	1,273,567
3.50%, 06/01/31 (a)	1,257,000	1,180,203
6.50%, 05/15/32 (a)	1,891,000	1,977,793
6.00%, 08/15/33 (a)(c)	1,354,000	1,392,611
Boost Newco Borrower LLC
7.50%, 01/15/31 (a)(c)	3,137,000	3,333,768
CACI International, Inc.
6.38%, 06/15/33 (a)(c)	1,156,000	1,206,580
Capstone Borrower, Inc.
8.00%, 06/15/30 (a)(c)	1,083,000	1,105,283
Castle U.S. Holding Corp.
10.00%, 06/30/31 (a)(c)	111,000	17,205
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/29 (a)(c)	968,000	826,132
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/29 (a)(c)	1,206,000	1,001,764
Ciena Corp.
4.00%, 01/31/30 (a)(c)	554,000	534,727
Cipher Compute LLC
7.13%, 11/15/30 (a)(c)	1,800,000	1,830,942
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (a)(c)	1,407,000	1,363,634
4.88%, 07/01/29 (a)(c)	1,412,000	1,335,688
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)(c)	5,884,000	5,936,525
9.00%, 09/30/29 (a)(c)	3,603,000	3,720,324
8.25%, 06/30/32 (a)(c)	2,777,000	2,930,313
6.63%, 08/15/33 (a)(c)	2,087,000	2,085,308
Coherent Corp.
5.00%, 12/15/29 (a)(c)	952,000	944,466
CommScope LLC
8.25%, 03/01/27 (a)(c)	794,000	797,454
7.13%, 07/01/28 (a)(c)	815,000	818,941
4.75%, 09/01/29 (a)(c)	1,443,000	1,444,111
9.50%, 12/15/31 (a)(c)	1,312,000	1,332,087
CommScope Technologies LLC
5.00%, 03/15/27 (a)(c)	885,000	884,479
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/29 (a)(c)	969,000	848,582
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)(c)	793,000	797,719
CoreLogic, Inc.
4.50%, 05/01/28 (a)(c)	590,000	576,506
CoreWeave, Inc.
9.25%, 06/01/30 (a)(c)	2,698,000	2,491,766
9.00%, 02/01/31 (a)(c)	2,418,000	2,191,056

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CPI CG, Inc.
10.00%, 07/15/29 (a)(c)	418,000	439,654
Crane NXT Co.
4.20%, 03/15/48 (a)	591,000	389,657
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	989,000	948,777
Diebold Nixdorf, Inc.
7.75%, 03/31/30 (a)(c)	1,185,000	1,261,101
Dye & Durham Ltd.
8.63%, 04/15/29 (a)(c)	739,000	678,402
Elastic NV
4.13%, 07/15/29 (a)(c)	841,000	811,934
Ellucian Holdings, Inc.
6.50%, 12/01/29 (a)(c)	969,000	984,653
Entegris, Inc.
4.38%, 04/15/28 (a)(c)	982,000	975,143
4.75%, 04/15/29 (a)(c)	2,518,000	2,515,520
3.63%, 05/01/29 (a)(c)	782,000	746,904
5.95%, 06/15/30 (a)(c)	989,000	1,013,458
Fair Isaac Corp.
4.00%, 06/15/28 (a)(c)	1,521,000	1,500,795
6.00%, 05/15/33 (a)(c)	1,892,000	1,949,422
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)(c)	1,239,000	1,294,361
Gen Digital, Inc.
6.75%, 09/30/27 (a)(c)	1,043,000	1,065,383
7.13%, 09/30/30 (a)(c)	1,020,000	1,055,891
6.25%, 04/01/33 (a)(c)	1,486,000	1,532,854
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27 (a)(c)	924,000	924,886
3.50%, 03/01/29 (a)(c)	984,000	942,737
GoTo Group, Inc.
5.50%, 05/01/28 (a)(c)	1,261,600	838,619
HealthEquity, Inc.
4.50%, 10/01/29 (a)(c)	829,000	815,642
Imola Merger Corp.
4.75%, 05/15/29 (a)(c)	1,722,000	1,702,372
Insight Enterprises, Inc.
6.63%, 05/15/32 (a)(c)	594,000	608,696
ION Platform Finance U.S., Inc.
7.88%, 09/30/32 (a)(c)	1,800,000	1,717,320
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.63%, 05/01/28 (a)(c)	481,000	442,365
5.00%, 05/01/28 (a)(c)	830,000	774,148
5.75%, 05/15/28 (a)(c)	859,000	807,522
8.75%, 05/01/29 (a)(c)	617,000	611,576
9.50%, 05/30/29 (a)(c)	1,065,000	1,083,381
9.00%, 08/01/29 (a)(c)	850,000	849,944
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (a)(c)	1,238,000	1,193,348
Iron Mountain, Inc.
4.88%, 09/15/27 (a)(c)	1,402,000	1,398,103
5.25%, 03/15/28 (a)(c)	919,000	918,079
5.00%, 07/15/28 (a)(c)	1,007,000	1,002,741
7.00%, 02/15/29 (a)(c)	1,376,000	1,414,505
4.88%, 09/15/29 (a)(c)	1,137,000	1,124,260
5.25%, 07/15/30 (a)(c)	1,989,000	1,973,296
4.50%, 02/15/31 (a)(c)	1,371,000	1,313,386
5.63%, 07/15/32 (a)(c)	736,000	732,462
6.25%, 01/15/33 (a)(c)	1,488,000	1,522,682
Kioxia Holdings Corp.
6.25%, 07/24/30 (a)(c)	1,271,000	1,309,036
6.63%, 07/24/33 (a)(c)	1,451,000	1,510,490
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McAfee Corp.
7.38%, 02/15/30 (a)(c)	2,353,000	2,055,902
Mobius Merger Sub, Inc.
9.00%, 06/01/30 (a)(c)	762,000	547,773
NCR Atleos Corp.
9.50%, 04/01/29 (a)(c)	1,215,000	1,314,184
NCR Voyix Corp.
5.00%, 10/01/28 (a)(c)	1,148,000	1,140,678
5.13%, 04/15/29 (a)(c)	786,000	779,475
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 (a)(c)	3,285,000	3,272,691
10.38%, 05/15/31 (a)(c)	1,600,000	1,618,659
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (a)(c)	313,000	208,287
6.00%, 02/15/29 (a)(c)	273,000	161,411
ON Semiconductor Corp.
3.88%, 09/01/28 (a)(c)	1,219,000	1,189,542
Open Text Corp.
3.88%, 02/15/28 (a)(c)	1,470,000	1,435,050
3.88%, 12/01/29 (a)(c)	964,000	915,195
Open Text Holdings, Inc.
4.13%, 02/15/30 (a)(c)	1,330,000	1,269,328
4.13%, 12/01/31 (a)(c)	893,000	831,271
Pagaya U.S. Holdings Co. LLC
8.88%, 08/01/30 (a)(c)	951,000	858,946
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 06/15/29 (a)(c)	500,000	455,873
Pitney Bowes, Inc.
6.88%, 03/15/27 (a)(c)	1,153,000	1,157,868
PTC, Inc.
4.00%, 02/15/28 (a)(c)	734,000	727,097
Rackspace Finance LLC
3.50%, 05/15/28 (a)(c)	613,000	250,923
RingCentral, Inc.
8.50%, 08/15/30 (a)(c)	778,000	828,621
Rocket Software, Inc.
9.00%, 11/28/28 (a)(c)	666,000	686,884
6.50%, 02/15/29 (a)(c)	773,000	753,433
Sabre Financial Borrower LLC
11.13%, 06/15/29 (a)(c)(j)	1,000,000	1,023,940
Sabre GLBL, Inc.
8.63%, 06/01/27 (a)(c)	347,000	352,078
10.75%, 11/15/29 (a)(c)	1,416,000	1,247,044
11.13%, 07/15/30 (a)(c)	1,752,000	1,517,565
Science Applications International Corp.
4.88%, 04/01/28 (a)(c)	549,000	545,690
5.88%, 11/01/33 (a)(c)	712,000	709,748
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29 (a)	694,000	679,698
8.25%, 12/15/29 (a)	856,000	910,249
5.88%, 07/15/30 (a)(c)	891,000	919,685
8.50%, 07/15/31 (a)(c)	758,000	808,209
9.63%, 12/01/32 (a)(c)	772,000	878,752
5.75%, 12/01/34 (a)	797,000	821,292
Sensata Technologies BV
4.00%, 04/15/29 (a)(c)	620,000	606,013
5.88%, 09/01/30 (a)(c)	662,000	671,737
Sensata Technologies, Inc.
4.38%, 02/15/30 (a)(c)	1,032,000	1,008,725
3.75%, 02/15/31 (a)(c)	732,000	685,528
6.63%, 07/15/32 (a)(c)	1,052,000	1,100,821
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32 (a)(c)	2,002,000	2,084,056

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)(c)	3,222,000	3,224,464
6.50%, 06/01/32 (a)(c)	776,000	808,395
Synaptics, Inc.
4.00%, 06/15/29 (a)(c)	878,000	844,413
TTM Technologies, Inc.
4.00%, 03/01/29 (a)(c)	629,000	609,868
Twilio, Inc.
3.63%, 03/15/29 (a)	746,000	722,719
3.88%, 03/15/31 (a)	534,000	512,059
UKG, Inc.
6.88%, 02/01/31 (a)(c)	2,235,000	2,309,177
Unisys Corp.
10.63%, 01/15/31 (a)(c)	1,175,000	1,189,795
Viavi Solutions, Inc.
3.75%, 10/01/29 (a)(c)	617,000	587,984
Virtusa Corp.
7.13%, 12/15/28 (a)(c)	627,000	605,389
WEX, Inc.
6.50%, 03/15/33 (a)(c)	992,000	1,012,544
WULF Compute LLC
7.75%, 10/15/30 (a)(c)	4,750,000	4,914,922
Xerox Corp.
10.25%, 10/15/30 (a)(c)(d)	577,000	592,173
13.50%, 04/15/31 (a)(c)(d)	841,000	778,459
4.80%, 03/01/35	431,000	120,615
Xerox Holdings Corp.
5.50%, 08/15/28 (a)(c)	1,120,000	479,142
8.88%, 11/30/29 (a)(c)	767,000	285,314
Zebra Technologies Corp.
6.50%, 06/01/32 (a)(c)	853,000	885,124
Ziff Davis, Inc.
4.63%, 10/15/30 (a)(c)	644,000	611,454
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/29 (a)(c)	1,250,000	1,184,669
		161,338,628
Transportation 1.9%
Allegiant Travel Co.
7.25%, 08/15/27 (a)(c)	812,000	824,233
American Airlines, Inc.
7.25%, 02/15/28 (a)(c)	618,000	633,132
8.50%, 05/15/29 (a)(c)	1,497,000	1,564,767
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 04/20/29 (c)	2,576,000	2,608,277
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27 (a)(c)	2,214,000	2,214,036
4.75%, 04/01/28 (a)(c)	479,000	467,520
5.38%, 03/01/29 (a)(c)(d)	725,000	703,326
8.25%, 01/15/30 (a)(c)	759,000	782,291
8.00%, 02/15/31 (a)(c)(d)	495,000	505,905
8.38%, 06/15/32 (a)(c)	629,000	648,228
Beacon Mobility Corp.
7.25%, 08/01/30 (a)(c)	702,000	735,247
Brightline East LLC
11.00%, 01/31/30 (a)(c)	1,289,000	452,474
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)(c)	672,000	625,372
Clue Opco LLC
9.50%, 10/15/31 (a)(c)	1,263,000	1,308,782
Danaos Corp.
8.50%, 03/01/28 (a)(c)	1,253,000	1,270,239
6.88%, 10/15/32 (a)(c)	727,000	740,572
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dcli Bidco LLC
7.75%, 11/15/29 (a)(c)	408,000	402,016
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/29 (a)(c)	573,000	560,116
Genesee & Wyoming, Inc.
6.25%, 04/15/32 (a)(c)	825,000	849,356
Hertz Corp.
4.63%, 12/01/26 (a)(c)	1,003,000	977,605
12.63%, 07/15/29 (a)(c)	1,282,000	1,281,925
5.00%, 12/01/29 (a)(c)	1,491,000	1,027,398
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/31 (a)(c)	2,491,000	2,462,241
OneSky Flight LLC
8.88%, 12/15/29 (a)(c)	549,000	583,457
Railworks Holdings LP/Railworks Rally, Inc.
8.25%, 11/15/28 (a)(c)	374,000	376,869
Rand Parent LLC
8.50%, 02/15/30 (a)(c)	1,381,000	1,426,457
RXO, Inc.
7.50%, 11/15/27 (a)(c)	374,000	382,093
Star Leasing Co. LLC
7.63%, 02/15/30 (a)(c)	1,247,000	1,192,412
Stena International SA
7.25%, 01/15/31 (a)(c)	1,655,000	1,688,150
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)(c)	822,000	869,382
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/27 (a)(c)	441,000	444,097
9.50%, 06/01/28 (a)(c)(d)	659,000	685,181
6.38%, 02/01/30 (a)(c)	1,083,000	1,043,744
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/32 (a)(c)	1,089,000	1,141,478
XPO CNW, Inc.
6.70%, 05/01/34	481,000	510,333
XPO, Inc.
7.13%, 06/01/31 (a)(c)	866,000	907,405
7.13%, 02/01/32 (a)(c)	819,000	866,029
		35,762,145
		1,588,997,196

Utility 3.9%
Electric 3.9%
AES Corp.
7.60%, 01/15/55 (a)(b)	1,775,000	1,812,547
6.95%, 07/15/55 (a)(b)	500,000	488,342
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (a)(b)	640,000	631,161
Alpha Generation LLC
6.75%, 10/15/32 (a)(c)	1,198,000	1,233,903
6.25%, 01/15/34 (a)	850,000	851,920
Atlantica Sustainable Infrastructure Ltd.
4.13%, 06/15/28 (a)(c)	1,019,000	996,416
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/32 (a)(c)	1,357,000	1,358,037
Calpine Corp.
4.50%, 02/15/28 (a)(c)	1,097,000	1,095,476
5.13%, 03/15/28 (a)(c)	1,589,000	1,597,962
4.63%, 02/01/29 (a)(c)	1,010,000	1,003,204
5.00%, 02/01/31 (a)(c)	1,200,000	1,203,360
3.75%, 03/01/31 (a)(c)	1,575,000	1,520,757

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clearway Energy Operating LLC
4.75%, 03/15/28 (a)(c)	837,000	837,323
3.75%, 02/15/31 (a)(c)	1,396,000	1,301,653
3.75%, 01/15/32 (a)(c)	464,000	425,099
ContourGlobal Power Holdings SA
6.75%, 02/28/30 (a)(c)	350,000	360,500
DPL LLC
4.35%, 04/15/29 (a)	1,028,000	1,010,380
Edison International
8.13%, 06/15/53 (a)(b)(d)	886,000	915,888
7.88%, 06/15/54 (a)(b)	376,000	391,460
Electricite de France SA
9.13%, 03/15/33 (a)(b)(c)(e)	1,847,000	2,141,877
EUSHI Finance, Inc.
7.63%, 12/15/54 (a)(b)	569,000	602,297
6.25%, 04/01/56 (a)(b)	500,000	500,891
Hawaiian Electric Co., Inc.
6.00%, 10/01/33 (a)(c)	531,000	537,988
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (a)(c)	677,000	647,711
Lightning Power LLC
7.25%, 08/15/32 (a)(c)	1,539,000	1,634,420
Long Ridge Energy LLC
8.75%, 02/15/32 (a)(c)	790,000	827,661
NOVA Chemicals Corp.
5.25%, 06/01/27 (a)(c)	1,377,000	1,383,190
8.50%, 11/15/28 (a)(c)	600,000	629,246
4.25%, 05/15/29 (a)(c)	813,000	788,159
9.00%, 02/15/30 (a)(c)	682,000	730,551
7.00%, 12/01/31 (a)(c)	495,000	526,158
NRG Energy, Inc.
5.75%, 01/15/28 (a)	880,000	882,990
3.38%, 02/15/29 (a)(c)	565,000	541,655
5.25%, 06/15/29 (a)(c)	1,458,000	1,465,058
5.75%, 07/15/29 (a)(c)	2,017,000	2,037,144
3.63%, 02/15/31 (a)(c)	877,000	821,555
3.88%, 02/15/32 (a)(c)	663,000	622,169
6.00%, 02/01/33 (a)(c)	1,513,000	1,546,145
5.75%, 01/15/34 (a)(c)	800,000	806,950
6.25%, 11/01/34 (a)(c)	1,697,000	1,749,868
6.00%, 01/15/36 (a)(c)	2,200,000	2,235,677
PacifiCorp
7.38%, 09/15/55 (a)(b)	900,000	916,070
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/28 (a)(c)	1,849,000	1,803,032
PG&E Corp.
5.00%, 07/01/28 (a)	498,000	494,680
5.25%, 07/01/30 (a)	1,787,000	1,771,194
7.38%, 03/15/55 (a)(b)	1,906,000	1,972,498
Talen Energy Supply LLC
8.63%, 06/01/30 (a)(c)	1,474,000	1,563,566
6.25%, 02/01/34 (a)(c)	1,250,000	1,274,436
6.50%, 02/01/36 (a)(c)	1,250,000	1,293,138
TerraForm Power Operating LLC
5.00%, 01/31/28 (a)(c)	1,682,000	1,680,109
4.75%, 01/15/30 (a)(c)	1,045,000	1,005,377
TransAlta Corp.
7.75%, 11/15/29 (a)	555,000	580,316
6.50%, 03/15/40	556,000	559,649
Vistra Operations Co. LLC
5.63%, 02/15/27 (a)(c)	1,706,000	1,709,129
5.00%, 07/31/27 (a)(c)	1,823,000	1,829,977
4.38%, 05/01/29 (a)(c)	1,448,000	1,430,518
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.75%, 10/15/31 (a)(c)	2,323,000	2,468,922
6.88%, 04/15/32 (a)(c)	1,742,000	1,833,244
VoltaGrid LLC
7.38%, 11/01/30 (a)(c)	1,750,000	1,746,345
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27 (a)(c)	1,211,000	1,193,589
7.25%, 01/15/29 (a)(c)	754,000	773,204
8.38%, 01/15/31 (a)(c)(d)	1,066,000	1,117,795
8.63%, 03/15/33 (a)(c)(d)	1,246,000	1,303,696
7.75%, 04/15/34 (a)(c)	1,000,000	1,017,337
		74,032,569
Total Corporates (Cost $1,873,548,085)		1,885,381,930

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 2.4% OF NET ASSETS

Money Market Funds 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (k)	11,592,242	11,592,242
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (k)(l)	34,503,918	34,503,918
		46,096,160
Total Short-Term Investments (Cost $46,096,160)		46,096,160
Total Investments in Securities (Cost $1,919,644,245)		1,931,478,090

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,565,923,378 or 82.0% of net assets.

(d)	All or a portion of this security is on loan. Securities on loan were valued at $32,317,906.
(e)	Perpetual security. Maturity date represents the next call date.
(f)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Subsequent to the end of the reporting period, the issuer filed for bankruptcy.
(h)	Security is in default on interest payments.
(i)	Variable rate security; rate shown is effective rate at period end.
(j)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(k)	The rate shown is the annualized 7-day yield.
(l)	Security purchased with cash collateral received for securities on loan.

DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,885,381,930	$—	$1,885,381,930
Short-Term Investments[1]	46,096,160	—	—	46,096,160
Total	$46,096,160	$1,885,381,930	$—	$1,931,478,090

[1]	As categorized in the Portfolio Holdings.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2025, are disclosed in each fund’s Portfolio Holdings.
REG123135NOV25